UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23271

Exact Name of Registrant as Specified in Charter:	USAA ETF TRUST

Address of Principal Executive Offices and Zip Code:	9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	SEBA KURIAN
USAA ETF TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant’s Telephone Number, Including Area Code:	(210) 498-0226

Date of Fiscal Year End: AUGUST 31

Date of Reporting Period: MAY 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

USAA ETF TRUST – 3RD QUARTER REPORT – PERIOD ENDED MAY 31, 2018

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA Core Intermediate-Term Bond ETF
May 31, 2018
(Form N-Q)
98748-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Intermediate-Term Bond ETF
May 31, 2018 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (99.5%)
	ASSET-BACKED SECURITIES (2.6%)
	Financials (2.6%)
	Asset-Backed Financing (1.6%)
$ 1,000	Navient Student Loan Trust (1 mo. LIBOR + 1.15%)(a)	3.11% (b)	3/25/2067	$ 1,003
475	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.58 (b)	1/27/2042	451
312	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.58 (b)	3/25/2044	295
500	Tesla Auto Lease Trust(a)	2.75	2/20/2020	498
				2,247
	Other Asset-Backed Securities (1.0%)
1,000	PSNH Funding, LLC	3.81	2/01/2035	1,013
500	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	498
				1,511
	Total Financials			3,758
	Total Asset-Backed Securities (cost: $3,746)			3,758
	COLLATERALIZED LOAN OBLIGATIONS (0.7%)
	Financials (0.7%)
1,000	Octagon Investment Partners Ltd. (3 mo. LIBOR + 0.85%)(a) (cost: $1,000)	3.11 (b)	7/15/2027	1,001
	COMMERCIAL MORTGAGE SECURITIES (0.9%)
	Financials (0.9%)
	Commercial Mortgage-Backed Securities (0.9%)
500	Citigroup Commercial Mortgage Trust	3.79 (c)	9/15/2050	501
813	J.P.Morgan Chase Commercial Mortgage Securities Trust (a)	5.64 (c)	11/15/2043	842
	Total Financials			1,343
	Total Commercial Mortgage Securities (cost: $1,366)			1,343
	CORPORATE OBLIGATIONS (39.6%)
	Consumer Discretionary (2.6%)
	Apparel Retail (0.2%)
250	L Brands, Inc.	5.63	10/15/2023	257
	Automotive Retail (0.2%)
300	AutoZone, Inc.	3.75	6/01/2027	291

1    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Cable & Satellite (1.2%)
$ 500	Charter Communications Operating, LLC / Charter Communications Operating Capital	3.75%	2/15/2028	$ 457
750	Comcast Corp.	3.55	5/01/2028	720
500	CSC Holdings, LLC (a)	6.63	10/15/2025	518
				1,695
	Department Stores (0.3%)
500	JC Penney Corp., Inc. (a)	5.88	7/01/2023	460
	Homebuilding (0.4%)
500	DR Horton, Inc.	4.75	2/15/2023	523
	Housewares & Specialties (0.3%)
500	Newell Brands, Inc.	4.20	4/01/2026	492
	Total Consumer Discretionary			3,718
	Consumer Staples (2.4%)
	Brewers (0.2%)
250	Molson Coors Brewing Co.	3.00	7/15/2026	229
	Distillers & Vintners (0.5%)
750	Constellation Brands, Inc.	3.50	5/09/2027	717
	Food Retail (0.7%)
500	Aramark Services, Inc. (a)	5.00	2/01/2028	482
500	Kroger Co.	3.50	2/01/2026	477
				959
	Packaged Foods & Meats (1.0%)
500	B&G Foods, Inc.	5.25	4/01/2025	471
1,000	General Mills, Inc.	4.55	4/17/2038	981
				1,452
	Total Consumer Staples			3,357
	Energy (4.8%)
	Oil & Gas Drilling (0.4%)
500	Nabors Industries, Inc.	4.63	9/15/2021	492
	Oil & Gas Exploration & Production (0.9%)
200	Continental Resources, Inc.	5.00	9/15/2022	203
500	Murphy Oil Corp.	5.75	8/15/2025	500
500	Southwestern Energy Co.	7.75	10/01/2027	525
				1,228
	Oil & Gas Refining & Marketing (0.3%)
500	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	4.25	12/01/2027	487
	Oil & Gas Storage & Transportation (3.2%)
1,500	Boardwalk Pipelines, LP	4.45	7/15/2027	1,478
500	Energy Transfer Partners, LP (3 mo. LIBOR + 3.02%)	5.38 (b)	11/01/2066	438
750	MPLX, LP	4.00	3/15/2028	728
500	NuStar Logistics, LP	4.75	2/01/2022	491
1,000	Sabal Trail Transmission, LLC (a)	4.25	5/01/2028	1,010

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Western Gas Partners, LP	4.50%	3/01/2028	$ 498
				4,643
	Total Energy			6,850
	Financials (9.9%)
	Asset Management & Custody Banks (0.7%)
500	Ares Capital Corp.	4.25	3/01/2025	487
500	Main Street Capital Corp.	4.50	12/01/2022	495
				982
	Consumer Finance (1.0%)
1,000	Capital One Financial Corp.	3.75	7/28/2026	940
500	Synchrony Financial	4.50	7/23/2025	497
				1,437
	Diversified Banks (2.0%)
1,000	Bank of America Corp. (3 mo. LIBOR + 1.51%)	3.71 (d)	4/24/2028	967
1,000	Citigroup, Inc.	4.13	7/25/2028	966
1,000	Wells Fargo & Co.	3.00	10/23/2026	931
				2,864
	Investment Banking & Brokerage (0.4%)
500	Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.75%)	3.08 (b)	2/23/2023	498
	Life & Health Insurance (0.7%)
500	American Equity Investment Life Holding Co.	5.00	6/15/2027	491
500	Lincoln National Corp.	3.80	3/01/2028	485
				976
	Other Diversified Financial Services (0.3%)
500	AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	491
	Property & Casualty Insurance (1.0%)
1,000	Mercury General Corp.	4.40	3/15/2027	989
500	Old Republic International Corp.	3.88	8/26/2026	483
				1,472
	Regional Banks (2.5%)
750	BB&T Corp.	4.25	9/30/2024	771
500	CIT Group, Inc.	5.25	3/07/2025	509
500	Fifth Third Bancorp	3.95	3/14/2028	498
500	KeyBank, N.A.	3.40	5/20/2026	480
300	MUFG Americas Holdings Corp.	2.25	2/10/2020	296
250	Santander Holdings USA, Inc.	3.40	1/18/2023	243
750	Santander Holdings USA, Inc.	4.40	7/13/2027	725
				3,522
	REITs - Mortgage (0.7%)
1,000	Starwood Property Trust, Inc. (a)	3.63	2/01/2021	985
	Thrifts & Mortgage Finance (0.6%)
925	Astoria Financial Corp.	3.50	6/08/2020	925
	Total Financials			14,152
	Health Care (4.0%)
	Biotechnology (0.3%)
500	Celgene Corp.	3.90	2/20/2028	482

3    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Health Care Equipment (0.3%)
$ 500	Becton Dickinson & Co.	3.70%	6/06/2027	$ 476
	Health Care Facilities (1.5%)
500	Eastern Maine Healthcare Systems	3.71	7/01/2026	469
500	HCA, Inc.	4.50	2/15/2027	475
500	Orlando Health Obligated Group	3.78	10/01/2028	498
750	Premier Health Partners	2.91	11/15/2026	689
				2,131
	Health Care Services (1.2%)
500	CVS Health Corp.	4.30	3/25/2028	498
500	DaVita, Inc.	5.00	5/01/2025	475
500	Express Scripts, Inc. (3 mo. LIBOR + 1.25%) (e)	3.43	4/28/2020	499
250	Quest Diagnostics, Inc.	3.45	6/01/2026	240
				1,712
	Pharmaceuticals (0.7%)
500	Mallinckrodt International Finance S.A. / Mallinckrodt CB, LLC (a)	4.88	4/15/2020	484
500	Mylan N.V.	3.95	6/15/2026	477
				961
	Total Health Care			5,762
	Industrials (5.5%)
	Aerospace & Defense (0.5%)
250	Arconic, Inc.	5.13	10/01/2024	252
500	Northrop Grumman Corp.	3.25	1/15/2028	474
				726
	Airlines (1.4%)
500	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	490
1,000	Delta Air Lines, Inc.	4.38	4/19/2028	984
500	United Airlines Pass Through Trust	3.70	9/01/2031	494
				1,968
	Building Products (0.2%)
250	Jeld-Wen, Inc. (a)	4.63	12/15/2025	237
	Construction Machinery & Heavy Trucks (0.3%)
500	Wabtec Corp.	3.45	11/15/2026	467
	Electrical Components & Equipment (0.7%)
1,000	Hubbell, Inc.	3.50	2/15/2028	964
	Industrial Machinery (0.5%)
250	Flowserve Corp.	4.00	11/15/2023	250
500	Ingersoll-Rand Global Holding Co. Ltd.	3.75	8/21/2028	489
				739
	Trading Companies & Distributors (0.9%)
500	ILFC E-Capital Trust (Highest of 3 mo. LIBOR/10 Year CMT/30 Year CMT + 1.55%) (a)	4.64 (b)	12/21/2065	474
750	United Rentals North America, Inc.	5.50	7/15/2025	762
				1,236

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Trucking (1.0%)
$ 500	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	3.95%	3/10/2025	$ 499
1,000	Ryder System, Inc.	3.40	3/01/2023	995
				1,494
	Total Industrials			7,831
	Information Technology (2.1%)
	Application Software (1.0%)
1,000	salesforce.com, Inc.	3.70	4/11/2028	996
497	Solera, LLC (e)	5.09	3/03/2023	500
				1,496
	Communications Equipment (0.5%)
750	Motorola Solutions, Inc.	4.60	2/23/2028	750
	Data Processing & Outsourced Services (0.3%)
400	First Data Corp. (a)	5.00	1/15/2024	401
	Technology Hardware, Storage, & Peripherals (0.3%)
422	Dell, Inc. (3 mo. LIBOR + 1.50%) (e)	3.49	12/31/2018	422
	Total Information Technology			3,069
	Materials (3.4%)
	Aerospace & Defense (0.2%)
250	Arconic, Inc.	5.90	2/01/2027	254
	Commodity Chemicals (0.3%)
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.30	5/01/2023	250
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.70	6/01/2028	250
				500
	Construction Materials (0.7%)
625	Martin Marietta Materials, Inc.	3.50	12/15/2027	587
500	Vulcan Materials Co.	3.90	4/01/2027	485
				1,072
	Fertilizers & Agricultural Chemicals (0.7%)
1,000	Mosaic Co.	4.05	11/15/2027	962
	Metal & Glass Containers (0.7%)
500	Ball Corp.	4.88	3/15/2026	496
500	Crown Americas, LLC / Crown Americas Capital Corp. (a)	4.75	2/01/2026	474
				970
	Paper Packaging (0.8%)
750	International Paper Co.	3.00	2/15/2027	684
500	Packaging Corp. of America	3.40	12/15/2027	477
				1,161
	Total Materials			4,919
	Municipal (0.3%)
	Hospital (0.3%)
500	Boston Medical Center Corp.	3.91	7/01/2028	487

5    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Real Estate (2.4%)
	REITs - Hotel & Resort (0.3%)
$ 500	Hospitality Properties Trust	4.95%	2/15/2027	$ 499
	REITs - Office (0.7%)
500	Hudson Pacific Properties, LP	3.95	11/01/2027	473
500	Vornado Realty, LP	3.50	1/15/2025	483
				956
	REITs - Residential (0.5%)
750	AvalonBay Communities, Inc.	3.20	1/15/2028	710
	REITs - Specialized (0.9%)
500	EPR Properties	4.95	4/15/2028	488
825	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	827
				1,315
	Total Real Estate			3,480
	Telecommunication Services (0.7%)
	Wireless Telecommunication Services (0.7%)
500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	4.74	3/20/2025	498
500	T-Mobile USA, Inc.	4.75	2/01/2028	468
	Total Telecommunication Services			966
	Utilities (1.5%)
	Electric Utilities (0.8%)
198	DPL, Inc.	6.75	10/01/2019	206
1,000	Entergy Louisiana, LLC	4.00	3/15/2033	1,016
				1,222
	Water Utilities (0.7%)
1,000	American Water Capital Corp.	2.95	9/01/2027	945
	Total Utilities			2,167
	Total Corporate Obligations (cost: $58,043)			56,758
	EURODOLLAR AND YANKEE OBLIGATIONS (13.6%)
	Consumer Discretionary (1.4%)
	Automobile Manufacturers (1.4%)
1,000	BMW U.S. Capital, LLC (a)	3.75	4/12/2028	990
1,000	Daimler Finance, N.A., LLC (a)	3.70	5/04/2023	1,004
	Total Consumer Discretionary			1,994
	Consumer Staples (2.1%)
	Brewers (1.1%)
1,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/01/2026	987
500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	497
				1,484
	Distillers & Vintners (1.0%)
500	Bacardi Ltd. (a)	4.45	5/15/2025	502
1,000	Becle S.A.B. de C.V. (a)	3.75	5/13/2025	966
				1,468
	Total Consumer Staples			2,952

Portfolio of Investments    |    6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Energy (0.9%)
	Integrated Oil & Gas (0.4%)
$ 500	Petroleos Mexicanos	6.50%	3/13/2027	$ 509
	Oil & Gas Exploration & Production (0.5%)
250	Aker BP ASA (a)	6.00	7/01/2022	259
500	Aker BP ASA (a)	5.88	3/31/2025	516
				775
	Total Energy			1,284
	Financials (4.2%)
	Diversified Banks (3.7%)
500	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	503
600	Banco Santander S.A.	4.38	4/12/2028	579
500	Bank of Montreal	3.80 (d)	12/15/2032	468
1,000	BPCE S.A. (a)	3.25	1/11/2028	932
600	Cooperatieve Rabobank UA (5-Yr. Semi-Annual Swap + 1.89%)	4.00 (d)	4/10/2029	580
250	Credit Agricole S.A. (a)	3.25	10/04/2024	237
500	Credit Suisse Group Funding Guernsey Ltd.	3.75	3/26/2025	483
250	Lloyds Banking Group plc	2.91 (d)	11/07/2023	239
250	Lloyds Banking Group plc	3.57 (d)	11/07/2028	232
500	Royal Bank of Scotland Group plc	6.13	12/15/2022	530
500	Standard Chartered plc (a)	4.87 (d)	3/15/2033	487
				5,270
	Multi-Line Insurance (0.3%)
500	Fairfax Financial Holdings Ltd. (a)	4.85	4/17/2028	498
	Thrifts & Mortgage Finance (0.2%)
250	Nationwide Building Society (a)	4.30 (d)	3/08/2029	243
	Total Financials			6,011
	Health Care (0.3%)
	Pharmaceuticals (0.3%)
500	Teva Pharmaceutical Finance IV B.V.	3.65	11/10/2021	477
	Industrials (1.2%)
	Airlines (0.7%)
208	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	213
750	British Airways Pass-Through Trust (a)	3.80	3/20/2033	752
				965
	Industrial Conglomerates (0.5%)
750	CK Hutchison International Ltd. (a)	3.50	4/05/2027	726
	Total Industrials			1,691
	Materials (3.0%)
	Construction Materials (0.7%)
250	CEMEX Finance, LLC (a)	6.00	4/01/2024	254
250	Cemex SAB de CV (a)	7.75	4/16/2026	270
500	LafargeHolcim Finance U.S., LLC (a)	3.50	9/22/2026	469
				993
	Diversified Metals & Mining (1.2%)
750	Anglo American Capital plc (a)	4.00	9/11/2027	706
500	Glencore Funding, LLC (a)	4.00	3/27/2027	478

7    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Teck Resources Ltd.	4.75%	1/15/2022	$ 508
				1,692
	Fertilizers & Agricultural Chemicals (0.3%)
500	Syngenta Finance N.V. (a)	3.93	4/23/2021	501
	Gold (0.4%)
500	Kinross Gold Corp.	5.95	3/15/2024	525
	Steel (0.4%)
500	Vale Overseas Ltd.	6.25	8/10/2026	543
	Total Materials			4,254
	Utilities (0.5%)
	Electric Utilities (0.5%)
750	Comision Federal de Electricidad (a)	4.88	5/26/2021	763
	Total Eurodollar and Yankee Obligations (cost: $19,916)			19,426
	MUNICIPAL OBLIGATIONS (2.8%)
	California (0.3%)
500	City of San Jose Redev. Agency Successor Agency	3.13	8/01/2028	479
	Illinois (0.3%)
500	Finance Auth.	3.55	8/15/2029	490
	Kentucky (0.3%)
500	Economic Development Finance Auth.	3.82	12/01/2027	494
	New Jersey (0.4%)
500	EDA	5.57	6/15/2018	501
	New York (0.4%)
500	Town of Oyster Bay	3.55	2/01/2019	501
	Oklahoma (0.4%)
500	Development Finance Auth.	5.45	8/15/2028	528
	Pennsylvania (0.3%)
500	Commonwealth Financing Auth.	3.63	6/01/2029	493
	Texas (0.4%)
500	Ector County Hospital District	6.80	9/15/2025	510
	Total Municipal Obligations (cost: $4,005)			3,996
	U.S. GOVERNMENT AGENCY ISSUES (9.8%)(f)
	Commercial Mortgage-Backed Securities (1.2%)
500	Fannie Mae (+)	3.04 (c)	3/25/2028	487
86	Freddie Mac (+)	3.19 (c)	9/25/2027	85
500	Freddie Mac (+)	3.29	11/25/2027	497
100	Freddie Mac (+)	3.46	11/25/2032	100
500	Freddie Mac (+)	3.65 (c)	2/25/2028	511
				1,680
	Mortgage-Backed Pass-Through Securities (8.6%)
2,064	Fannie Mae (+)	3.50	1/01/2047	2,066
975	Fannie Mae (+)	3.50	4/01/2047	976
585	Fannie Mae (+)	3.50	7/01/2047	586
582	Freddie Mac (+)	3.00	2/01/2033	579
1,642	Freddie Mac (+)	3.50	5/01/2033	1,667

Portfolio of Investments    |    8

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 3,736	Freddie Mac (+)	3.50%	6/01/2046	$ 3,739
271	Freddie Mac (+)	3.50	8/01/2046	271
93	Freddie Mac (+)	3.50	7/01/2047	93
383	Freddie Mac (+)	4.00	11/01/2044	393
623	Freddie Mac (+)	4.00	9/01/2045	639
366	Freddie Mac (+)	4.00	11/01/2045	376
400	Freddie Mac (+)	4.00	2/01/2046	411
246	Freddie Mac (+)	4.00	3/01/2046	253
289	Freddie Mac (+)	4.00	5/01/2046	296
				12,345
	Total U.S. Government Agency Issues (cost: $14,244)			14,025
	U.S. TREASURY SECURITIES (29.5%)
	Bonds (5.1%)(g)
500	2.75%, 8/15/2047			477
500	2.75%, 11/15/2047			477
3,500	3.00%, 2/15/2048			3,511
1,770	3.50%, 2/15/2039			1,932
750	4.38%, 2/15/2038			916
				7,313
	Notes (24.4%)(g)
400	2.00%, 10/31/2022			389
24,550	2.00%, 4/30/2024			23,578
195	2.25%, 2/15/2021			194
1,700	2.25%, 11/15/2027			1,618
2,000	2.38%, 3/15/2021			1,992
3,850	2.38%, 4/15/2021			3,835
850	2.75%, 2/28/2025			849
2,600	2.75%, 2/15/2028			2,582
				35,037
	Total U.S. Treasury Securities (cost: $42,693)			42,350
	Total Bonds (cost: $145,013)			142,657
Number of Shares
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
166,513	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(h)(cost: $166)			166
	Total Investments (cost: $145,179)			$ 142,823

9    |    USAA Core Intermediate-Term Bond ETF

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ 498	$ 3,260	$ —	$ 3,758
Collateralized Loan Obligations	—	1,001	—	1,001
Commercial Mortgage Securities	—	1,343	—	1,343
Corporate Obligations	—	56,758	—	56,758
Eurodollar and Yankee Obligations	—	19,426	—	19,426
Municipal Obligations	—	3,996	—	3,996
U.S. Government Agency Issues	—	14,025	—	14,025
U.S. Treasury Securities	42,350	—	—	42,350
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	166	—	—	166
Total	$43,014	$99,809	$—	$142,823
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    10

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA Core Intermediate-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

11    |    USAA Core Intermediate-Term Bond ETF

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value

Notes to Portfolio of Investments    |    12

price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.

13    |    USAA Core Intermediate-Term Bond ETF

D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
E.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $143,447,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.2% of net assets at May 31, 2018.
F.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
G.  Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance

Notes to Portfolio of Investments    |    14

disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.
Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

15    |    USAA Core Intermediate-Term Bond ETF

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at May 31, 2018.
(c)	Stated interest rates may change slightly over time as underlying mortgages paydown.
(d)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(e)	Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at May 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(f)	U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
(g)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(h)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

Notes to Portfolio of Investments    |    16

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA Core Short-Term Bond ETF
May 31, 2018
(Form N-Q)
98748-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Short-Term Bond ETF
May 31, 2018 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (92.2%)
	ASSET-BACKED SECURITIES (9.8%)
	Financials (9.8%)
	Asset-Backed - Automobile (4.4%)
$ 333	Avis Budget Rental Car Funding AESOP, LLC(a)	2.62%	9/20/2019	$ 333
1,000	CarMax Auto Owner Trust	2.22	8/16/2021	988
500	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	499
225	Santander Drive Auto Receivables Trust	2.74	12/15/2021	225
250	Santander Drive Auto Receivables Trust	3.09	4/15/2022	251
93	Securitized Term Auto Receivables Trust(a)	1.51	4/25/2019	93
				2,389
	Asset-Backed - Credit Card (0.9%)
500	Synchrony Credit Card Master Note Trust	2.19	6/15/2023	492
	Asset-Backed Financing (1.7%)
138	Centre Point Funding, LLC(a)	2.61	8/20/2021	136
84	Dell Equipment Finance Trust(a)	2.75	9/22/2020	85
434	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	432
100	MMAF Equipment Finance, LLC(a)	1.76	1/17/2023	98
184	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	181
				932
	Other Asset-Backed Securities (2.8%)
500	CNH Equipment Trust	2.47	12/16/2024	490
500	GreatAmerica Leasing Receivables Funding, LLC(a)	2.83	6/17/2024	497
500	PSNH Funding, LLC	3.09	2/01/2026	502
				1,489
	Total Financials			5,302
	Total Asset-Backed Securities (cost: $5,308)			5,302
	COLLATERALIZED LOAN OBLIGATIONS (0.9%)
	Financials (0.9%)
500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%)(a) (cost: $503)	4.36 (b)	10/20/2027	502
	COMMERCIAL MORTGAGE SECURITIES (1.4%)
	Financials (1.4%)
	Commercial Mortgage-Backed Securities (1.4%)
225	WFRBS Commercial Mortgage Trust	4.09 (c)	6/15/2045	229

1    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 550	WFRBS Commercial Mortgage Trust	2.45%	11/15/2045	$ 544
	Total Financials			773
	Total Commercial Mortgage Securities (cost: $772)			773
	CORPORATE OBLIGATIONS (44.4%)
	Consumer Discretionary (2.5%)
	Casinos & Gaming (0.8%)
400	International Game Technology plc (a)	5.63	2/15/2020	409
	Homebuilding (1.3%)
300	Lennar Corp. (a)	2.95	11/29/2020	293
400	Toll Brothers Finance Corp.	4.00	12/31/2018	401
				694
	Housewares & Specialties (0.4%)
242	Newell Brands, Inc.	2.60	3/29/2019	241
	Total Consumer Discretionary			1,344
	Consumer Staples (4.7%)
	Distillers & Vintners (0.7%)
400	Constellation Brands, Inc.	2.70	5/09/2022	390
	Drug Retail (0.5%)
250	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	250
	Packaged Foods & Meats (1.4%)
750	Mondelez International Holdings Netherlands B.V. (a)	1.63	10/28/2019	738
	Tobacco (2.1%)
400	Altria Group, Inc.	4.75	5/05/2021	418
750	Philip Morris International, Inc.	2.90	11/15/2021	748
				1,166
	Total Consumer Staples			2,544
	Energy (4.0%)
	Oil & Gas Storage & Transportation (4.0%)
271	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	3.50	12/01/2022	267
500	DCP Midstream Operating, LP (a)	5.35	3/15/2020	514
400	Enterprise Products Operating, LLC	2.55	10/15/2019	398
500	Rockies Express Pipeline, LLC (a)	5.63	4/15/2020	516
500	Western Gas Partners, LP	2.60	8/15/2018	500
	Total Energy			2,195
	Financials (16.6%)
	Asset Management & Custody Banks (0.9%)
500	FS Investment Corp.	4.00	7/15/2019	500
	Consumer Finance (1.4%)
400	Ally Financial, Inc.	3.50	1/27/2019	401
350	Capital One Financial Corp.	2.40	10/30/2020	343
				744
	Diversified Banks (4.0%)
500	Bank of America Corp.	2.15	11/09/2020	490
400	Citigroup, Inc.	3.14 (d)	1/24/2023	394
294	Citizens Bank, N.A.	2.25	10/30/2020	288

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	U.S. Bank, N.A.	2.85%	1/23/2023	$ 493
500	Wells Fargo & Co.	3.00	1/22/2021	497
				2,162
	Life & Health Insurance (3.9%)
500	New York Life Global Funding (a)	2.00	4/13/2021	486
750	Nuveen Finance, LLC (a)	2.95	11/01/2019	749
400	Primerica, Inc.	4.75	7/15/2022	418
500	Reliance Standard Life Global Funding II (a)	2.50	1/15/2020	495
				2,148
	Multi-Line Insurance (0.7%)
400	Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.54 (b)	3/26/2021	401
	Regional Banks (4.1%)
200	Cadence BanCorp (a)	4.88	6/28/2019	202
500	Huntington National Bank	2.40	4/01/2020	494
500	National City Corp.	6.88	5/15/2019	519
400	Regions Bank	2.75	4/01/2021	395
250	Santander Holdings USA, Inc.	3.40	1/18/2023	243
400	SunTrust Banks, Inc.	2.90	3/03/2021	397
				2,250
	REITs - Health Care (1.0%)
500	Senior Housing Properties Trust	6.75	12/15/2021	540
	Thrifts & Mortgage Finance (0.6%)
300	Astoria Financial Corp.	3.50	6/08/2020	300
	Total Financials			9,045
	Health Care (4.0%)
	Health Care Equipment (0.5%)
250	Medtronic, Inc.	2.50	3/15/2020	249
	Health Care Facilities (1.4%)
500	HCA, Inc.	6.50	2/15/2020	524
250	Orlando Health Obligated Group	2.72	10/01/2019	249
				773
	Health Care Services (1.6%)
400	CVS Health Corp.	2.13	6/01/2021	387
500	Express Scripts, Inc. (3 mo. LIBOR + 1.25%) (e)	3.43	4/28/2020	499
				886
	Pharmaceuticals (0.5%)
250	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90	9/23/2019	246
	Total Health Care			2,154
	Industrials (1.8%)
	Trucking (1.8%)
500	Ryder System, Inc.	2.25	9/01/2021	484
500	TTX Co. (a)	2.60	6/15/2020	495
	Total Industrials			979
	Information Technology (1.0%)
	Technology Distributors (0.7%)
400	Anixter, Inc.	5.63	5/01/2019	409

3    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Technology Hardware, Storage, & Peripherals (0.3%)
$ 153	Dell, Inc. (3 mo. LIBOR + 1.50%) (e)	3.49%	12/31/2018	$ 153
	Total Information Technology			562
	Materials (1.5%)
	Metal & Glass Containers (0.8%)
400	Greif, Inc.	7.75	8/01/2019	418
	Specialty Chemicals (0.7%)
400	Ecolab, Inc.	4.35	12/08/2021	417
	Total Materials			835
	Real Estate (2.0%)
	REITs - Diversified (0.7%)
400	Select Income REIT	3.60	2/01/2020	399
	REITs - Residential (0.7%)
400	AvalonBay Communities, Inc.	3.63	10/01/2020	405
	REITs - Specialized (0.6%)
300	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	301
	Total Real Estate			1,105
	Telecommunication Services (3.2%)
	Integrated Telecommunication Services (2.5%)
500	AT&T, Inc.	2.45	6/30/2020	494
300	Frontier Communications Corp.	8.13	10/01/2018	305
580	Verizon Communications, Inc. (3 mo. LIBOR + 1.75%)	3.86 (b)	9/14/2018	583
				1,382
	Wireless Telecommunication Services (0.7%)
350	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	3.36	3/20/2023	348
	Total Telecommunication Services			1,730
	Utilities (3.1%)
	Electric Utilities (2.4%)
400	AEP Texas, Inc.	2.40	10/01/2022	386
400	DPL, Inc.	6.75	10/01/2019	416
500	Sierra Pacific Power Co.	3.38	8/15/2023	503
				1,305
	Multi-Utilities (0.7%)
400	Sempra Energy	2.90	2/01/2023	391
	Total Utilities			1,696
	Total Corporate Obligations (cost: $24,434)			24,189
	EURODOLLAR AND YANKEE OBLIGATIONS (11.6%)
	Consumer Discretionary (0.9%)
	Automobile Manufacturers (0.9%)
500	Nissan Motor Acceptance Corp. (a)	2.35	3/04/2019	499

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Consumer Staples (3.9%)
	Brewers (1.4%)
$ 750	Anheuser-Busch InBev Worldwide, Inc.	2.20%	8/01/2018	$ 750
	Food Retail (0.9%)
500	Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	484
	Household Products (0.7%)
400	Reckitt Benckiser Treasury Services plc (a)	2.38	6/24/2022	384
	Tobacco (0.9%)
500	B.A.T. International Finance plc	1.63	9/09/2019	492
	Total Consumer Staples			2,110
	Financials (2.2%)
	Diversified Banks (1.8%)
300	Banco Santander Chile (a)	2.50	12/15/2020	293
250	BBVA Bancomer S.A. (a)	6.50	3/10/2021	260
200	Royal Bank of Scotland Group plc	4.70	7/03/2018	200
250	Santander UK Group Holdings plc	3.37 (d)	1/05/2024	243
				996
	Other Diversified Financial Services (0.4%)
200	ORIX Corp.	2.95	7/23/2020	198
	Total Financials			1,194
	Health Care (0.9%)
	Pharmaceuticals (0.9%)
500	Teva Pharmaceutical Finance Netherlands B.V.	1.70	7/19/2019	489
	Industrials (2.4%)
	Airlines (0.2%)
114	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	117
	Airport Services (0.9%)
475	Heathrow Funding Ltd. (a)	4.88	7/15/2023	499
	Industrial Conglomerates (1.3%)
750	CK Hutchison International Ltd. (a)	2.75	3/29/2023	721
	Total Industrials			1,337
	Materials (0.4%)
	Construction Materials (0.4%)
200	Cemex SAB de CV (3 mo. LIBOR + 4.75%) (a)	7.10 (b)	10/15/2018	202
	Real Estate (0.9%)
	REITs - Retail (0.9%)
500	Scentre Group Trust (a)	2.38	4/28/2021	485
	Total Eurodollar and Yankee Obligations (cost: $6,423)			6,316
	FOREIGN GOVERNMENT OBLIGATIONS (3.1%)
700	Province of Alberta	1.90	12/06/2019	692
500	Province of Ontario	1.63	1/18/2019	498

5    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Province of Quebec Canada	2.75%	8/25/2021	$ 498
	Total Foreign Government Obligations (cost: $1,705)			1,688
	MUNICIPAL OBLIGATIONS (3.9%)
	California (0.5%)
250	City of San Jose Redev. Agency Successor Agency	2.63	8/01/2022	246
	Illinois (0.9%)
500	City of Chicago Wastewater Transmission	3.73	1/01/2020	502
	New Jersey (2.0%)
500	EDA	2.42	6/15/2018	500
150	EDA	3.30	6/15/2019	150
150	EDA	3.50	6/15/2020	150
300	Educational Facilities Auth.	2.47	9/01/2021	292
				1,092
	Texas (0.5%)
150	City of Houston	2.62	3/01/2021	149
150	City of Houston	2.77	3/01/2022	149
				298
	Total Municipal Obligations (cost: $2,158)			2,138
	U.S. TREASURY SECURITIES (17.1%)
	Notes (17.1%)(f)
2,500	1.13%, 7/31/2021			2,392
1,250	1.25%, 7/31/2023			1,164
750	1.63%, 7/31/2019			744
1,850	1.63%, 7/31/2020			1,818
1,000	1.63%, 10/15/2020			981
2,250	1.88%, 9/30/2022			2,180
	Total U.S. Treasury Securities (cost: $9,370)			9,279
	Total Bonds (cost: $50,673)			50,187
	MONEY MARKET INSTRUMENTS (8.2%)
	COMMERCIAL PAPER (5.1%)
500	Baptist Health Care	2.50	7/09/2018	500
544	Canadian Natural Resources (a)	2.34	6/11/2018	544
270	Discover Com, LLC (a)	2.50	6/22/2018	270
381	Enbridge Energy Partners (a)	2.83	6/18/2018	380
270	Energy Transfer Partners, LP (a)	2.65	6/12/2018	270
545	Hyundai Capital America (a)	2.11	6/06/2018	545
270	Molex Electronic Technologies (a)	2.27	6/26/2018	269
	Total Commercial Paper (cost: $2,778)			2,778
Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.1%)
1,669,235	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(g) (cost: $1,669)			1,669
	Total Money Market Instruments (cost: $4,447)			4,447
	Total Investments (cost: $55,120)			$ 54,634

Portfolio of Investments    |    6

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$ 5,302	$ —	$ 5,302
Collateralized Loan Obligations	—	502	—	502
Commercial Mortgage Securities	—	773	—	773
Corporate Obligations	—	24,189	—	24,189
Eurodollar and Yankee Obligations	—	6,316	—	6,316
Foreign Government Obligations	—	1,688	—	1,688
Municipal Obligations	—	2,138	—	2,138
U.S. Treasury Securities	9,279	—	—	9,279
Money Market Instruments:
Commercial Paper	—	2,778	—	2,778
Government & U.S. Treasury Money Market Funds	1,669	—	—	1,669
Total	$10,948	$43,686	$—	$54,634
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7    |    USAA Core Short-Term Bond ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA Core Short-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

Notes to Portfolio of Investments    |    8

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value

9    |    USAA Core Short-Term Bond ETF

price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.

Notes to Portfolio of Investments    |    10

D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
E.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $54,441,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.8% of net assets at May 31, 2018.
F.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
G.  Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance

11    |    USAA Core Short-Term Bond ETF

disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.
Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments    |    12

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at May 31, 2018.
(c)	Stated interest rates may change slightly over time as underlying mortgages paydown.
(d)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(e)	Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at May 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(f)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(g)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

13    |    USAA Core Short-Term Bond ETF

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
May 31, 2018
(Form N-Q)
98747-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
May 31, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.3%)
	COMMON STOCKS (96.5%)
	Consumer Discretionary (8.2%)
	Apparel Retail (0.2%)
19,869	Mr Price Group Ltd.	$ 394
	Apparel, Accessories & Luxury Goods (0.3%)
47,000	Shenzhou International Group Holdings Ltd.	550
	Auto Parts & Equipment (0.5%)
4,156	Hyundai Mobis Co. Ltd.	840
	Automobile Manufacturers (3.1%)
252,500	BAIC Motor Corp. Ltd., “H”(a)	245
144,000	Brilliance China Automotive Holdings Ltd.	269
652,000	Dongfeng Motor Group Co. Ltd., “H”	744
196,000	Geely Automobile Holdings Ltd.	556
384,000	Guangzhou Automobile Group Co. Ltd., “H”	651
10,012	Hyundai Motor Co.	1,291
32,242	Kia Motors Corp.	932
19,259	Tata Motors Ltd. ADR(b)	402
		5,090
	Automotive Retail (0.2%)
83,000	Zhongsheng Group Holdings Ltd.	266
	Consumer Electronics (0.5%)
9,472	LG Electronics, Inc.	814
	Department Stores (1.7%)
10,915	Hyundai Department Store Co. Ltd.	1,139
3,316	Lotte Shopping Co. Ltd.	689
2,126	Shinsegae, Inc.	866
		2,694
	Distributors (0.2%)
15,133	Imperial Holdings Ltd.	244
	Education Services (0.5%)
19,555	TAL Education Group(b)	830
	General Merchandise Stores (0.1%)
6,100	Magazine Luiza S.A.	178
	Household Appliances (0.3%)
130,000	Haier Electronics Group Co. Ltd.	467

1    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Leisure Products (0.1%)
1,396	HLB, Inc.(b)	$ 179
	Specialty Stores (0.2%)
14,913	FF Group, acquired 10/24/2017-5/02/2018; cost $321(b),(c),(d)	83
2,233	Hotel Shilla Co. Ltd.	257
		340
	Tires & Rubber (0.3%)
12,321	Hankook Tire Co. Ltd.	490
	Total Consumer Discretionary	13,376
	Consumer Staples (6.9%)
	Agricultural Products (0.2%)
631,000	China Agri-Industries Holdings Ltd.	268
	Brewers (0.6%)
82,000	China Resources Beer Holdings Co. Ltd.	399
90,000	Tsingtao Brewery Co. Ltd., “H”	570
		969
	Hypermarkets & Super Centers (1.1%)
220,785	Cencosud S.A.	592
3,684	E-MART, Inc.	854
324,500	Sun Art Retail Group Ltd.	382
		1,828
	Packaged Foods & Meats (4.4%)
758,500	Charoen Pokphand Foods PCL NVDR	593
252,000	China Mengniu Dairy Co. Ltd.(b)	916
3,058	CJ CheilJedang Corp.	994
253,526	JBS S.A.	608
39,284	M Dias Branco S.A.	443
54,900	Nestle Malaysia Bhd	2,041
214,300	PPB Group Bhd	1,073
232,000	Tingyi Cayman Islands Holding Corp.	519
		7,187
	Tobacco (0.6%)
10,873	KT&G Corp.	968
	Total Consumer Staples	11,220
	Energy (4.4%)
	Coal & Consumable Fuels (0.3%)
344,000	Yanzhou Coal Mining Co. Ltd., “H”	496
	Integrated Oil & Gas (3.0%)
318,000	China Petroleum & Chemical Corp., “H”	311
923,451	Ecopetrol S.A.	988
313,617	Gazprom PJSC ADR	1,424
6,798	LUKOIL PJSC(c)	454
84,977	MOL Hungarian Oil & Gas plc	800
29,200	Petroleo Brasileiro S.A.	149
164,385	Surgutneftegas OJSC ADR	732
		4,858
	Oil & Gas Exploration & Production (0.3%)
6,793	Tatneft PJSC	435

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Oil & Gas Refining & Marketing (0.8%)
169,000	Energy Absolute PCL NVDR	$ 205
34,913	Grupa Lotos S.A.	515
12,334	GS Holdings Corp.	667
		1,387
	Total Energy	7,176
	Financials (23.6%)
	Asset Management & Custody Banks (0.8%)
2,010,000	China Cinda Asset Management Co. Ltd., “H”	728
1,953,000	China Huarong Asset Management Co. Ltd., “H”(a)	657
		1,385
	Diversified Banks (16.6%)
2,085,000	Agricultural Bank of China Ltd., “H”	1,079
153,251	Alpha Bank AE(b)	328
39,041	Banco do Brasil S.A.	318
2,078,000	Bank of China Ltd., “H”	1,086
1,230,000	Bank of Communications Co. Ltd., “H”	974
1,487,000	China CITIC Bank Corp. Ltd., “H”	1,010
1,114,000	China Construction Bank Corp., “H”	1,125
952,000	China Development Financial Holding Corp.	357
2,011,000	China Everbright Bank Co. Ltd., “H”	1,002
213,000	China Merchants Bank Co. Ltd., “H”	877
663,500	China Minsheng Banking Corp. Ltd., “H”	633
447,316	CIMB Group Holdings Bhd	663
413,776	Eurobank Ergasias S.A.(b)	435
2,373,000	First Financial Holding Co. Ltd.	1,612
21,248	Hana Financial Group, Inc.	820
416,300	Hong Leong Bank Bhd	2,006
1,249,000	Industrial & Commercial Bank of China Ltd., “H”	1,035
69,314	Industrial Bank of Korea	1,003
21,440	KB Financial Group, Inc.	1,030
905,286	National Bank of Greece S.A.(b)	285
19,183	Nedbank Group Ltd.	414
14,343	OTP Bank Nyrt	513
96,406	Piraeus Bank S.A.(b)	285
29,938	Sberbank of Russia PJSC ADR	431
27,314	Shinhan Financial Group Co. Ltd.	1,109
1,240,000	SinoPac Financial Holdings Co. Ltd.	459
1,554,000	Taishin Financial Holding Co. Ltd.	765
2,700,000	Taiwan Business Bank	825
1,819,000	Taiwan Cooperative Financial Holding Co. Ltd.	1,072
349,863	Turkiye Halk Bankasi A/S	592
345,036	Turkiye Is Bankasi A/S	453
473,551	Turkiye Vakiflar Bankasi TAO	571
68,744	Woori Bank	976
831,031	Yapi ve Kredi Bankasi A/S(b)	736
		26,879
	Diversified Capital Markets (0.2%)
128,000	China Everbright Ltd.	281
	Investment Banking & Brokerage (1.6%)
10,352	Korea Investment Holdings Co. Ltd.	902
29,347	NH Investment & Securities Co. Ltd.	431
2,532,000	Yuanta Financial Holding Co. Ltd.	1,192
		2,525
	Life & Health Insurance (1.4%)
118,683	Hanwha Life Insurance Co. Ltd.	613
63,000	Ping An Insurance Group Co. of China Ltd., “H”	618

3    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
2,782,000	Shin Kong Financial Holding Co. Ltd.	$ 1,114
		2,345
	Property & Casualty Insurance (0.3%)
14,532	Hyundai Marine & Fire Insurance Co. Ltd.	459
	Real Estate Development (0.2%)
87,000	Shimao Property Holdings Ltd.	257
	Regional Banks (1.8%)
1,511,700	Bank Tabungan Negara Persero Tbk PT	332
96,592	BNK Financial Group, Inc.	854
1,109,000	Chongqing Rural Commercial Bank Co. Ltd., “H”	741
102,048	DGB Financial Group, Inc.	980
		2,907
	Specialized Finance (0.7%)
316,000	Chailease Holding Co. Ltd.	1,129
	Total Financials	38,167
	Health Care (4.9%)
	Health Care Distributors (0.8%)
295,000	Shanghai Pharmaceuticals Holding Co. Ltd., “H”	912
104,400	Sinopharm Group Co. Ltd., “H”	464
		1,376
	Health Care Supplies (1.1%)
252,200	Hartalega Holdings Bhd	387
1,196,000	Shandong Weigao Group Medical Polymer Co. Ltd., “H”	1,029
142,000	Top Glove Corp. Bhd	366
		1,782
	Pharmaceuticals (3.0%)
1,564	Celltrion Pharm, Inc.(b)	135
318,000	China Traditional Chinese Medicine Holdings Co. Ltd.	292
364,000	CSPC Pharmaceutical Group Ltd.	1,139
233,000	Luye Pharma Group Ltd.	256
40,957	Richter Gedeon Nyrt	800
71,500	Shanghai Fosun Pharmaceutical Group Co. Ltd., “H”	458
914,000	Sihuan Pharmaceutical Holdings Group Ltd.	237
129,000	Sino Biopharmaceutical Ltd.	326
304,000	SSY Group Ltd.	325
3,800	Yuhan Corp.	839
		4,807
	Total Health Care	7,965
	Industrials (14.9%)
	Aerospace & Defense (0.6%)
123,130	Aselsan Elektronik Sanayi Ve Ticaret A/S(c)	640
66,700	Embraer S.A.	403
		1,043
	Air Freight & Logistics (0.2%)
437,000	Sinotrans Ltd., “H”	248
	Airlines (2.4%)
514,000	Air China Ltd., “H”	596
684,300	AirAsia Group Bhd	528
992,000	China Airlines Ltd.(b)	336
290,000	China Eastern Airlines Corp. Ltd., “H”	231
524,000	China Southern Airlines Co. Ltd., “H”	518

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
24,796	Korean Air Lines Co. Ltd.	$ 735
244,991	Turk Hava Yollari AO(b)	899
		3,843
	Airport Services (1.0%)
331,391	Airports of Thailand PCL(c)	709
171,831	TAV Havalimanlari Holding A/S	831
		1,540
	Construction & Engineering (3.9%)
574,000	China Communications Construction Co. Ltd., “H”	616
506,000	China Railway Construction Corp. Ltd., “H”	573
810,000	China Railway Group Ltd., “H”	654
11,028	Daelim Industrial Co. Ltd.	859
128,319	Daewoo Engineering & Construction Co. Ltd.(b)	768
20,533	GS Engineering & Construction Corp.	934
7,720	Hyundai Development Co-Engineering & Construction, acquired 10/24/2017-4/09/2018; cost $292(c),(d),(e)	332
15,624	Hyundai Engineering & Construction Co. Ltd.	1,070
637,000	Metallurgical Corp. of China Ltd., “H”	191
352,500	Sinopec Engineering Group Co. Ltd., “H”	379
		6,376
	Construction Machinery & Heavy Trucks (0.5%)
162,000	Sinotruk Hong Kong Ltd.	229
391,000	Weichai Power Co. Ltd., “H”	525
		754
	Highways & Railtracks (0.3%)
207,000	Shenzhen International Holdings Ltd.	453
	Human Resource & Employment Services (0.2%)
3,600	51job, Inc.(b)	383
	Industrial Conglomerates (3.5%)
653,000	CITIC Ltd.	971
397,500	Fosun International Ltd.	874
19,153	Hanwha Corp.	640
15,659	LG Corp.	1,066
326,000	Shanghai Industrial Holdings Ltd.	866
772,000	Sime Darby Bhd	473
3,251	SK Holdings Co. Ltd.	835
		5,725
	Industrial Machinery (1.4%)
275,500	China Conch Venture Holdings Ltd.	955
51,000	Hiwin Technologies Corp.	724
1,629	Hyundai Heavy Industries Holdings Co. Ltd.(b)	586
		2,265
	Marine (0.2%)
564,000	COSCO SHIPPING Energy Transportation Co. Ltd., “H”	319
	Marine Ports & Services (0.3%)
520,000	COSCO SHIPPING Ports Ltd.	501
	Trading Companies & Distributors (0.4%)
50,000	BOC Aviation Ltd.(a)	311
18,179	Posco Daewoo Corp.	386
		697
	Total Industrials	24,147

5    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Information Technology (7.9%)
	Application Software (0.1%)
216,000	Kingdee International Software Group Co. Ltd.	$ 237
	Communications Equipment (0.1%)
109,000	BYD Electronic International Co. Ltd.	173
	Data Processing & Outsourced Services (0.2%)
6,900	GDS Holdings Ltd.(b)	261
	Electronic Components (3.3%)
1,689,000	AU Optronics Corp.	741
81,000	General Interface Solution Holding Ltd.	518
1,623,000	Innolux Corp.	628
157,500	Kingboard Chemical Holdings Ltd.	626
29,421	LG Display Co. Ltd.	606
3,528	Samsung Electro-Mechanics Co. Ltd.	439
23,000	Walsin Technology Corp.	298
45,000	Yageo Corp.	1,428
		5,284
	Internet Software & Services (0.6%)
2,300	Autohome, Inc. ADR	259
7,900	Tencent Holdings Ltd.	402
1,976	YY, Inc. ADR(b)	231
		892
	Semiconductor Equipment (0.8%)
1,892,000	GCL-Poly Energy Holdings Ltd.(b)	207
54,000	Globalwafers Co. Ltd.	1,069
		1,276
	Semiconductors (1.7%)
301,000	Macronix International(b)	497
80,000	Nanya Technology Corp.	266
10,735	SK Hynix, Inc.	930
1,999,000	United Microelectronics Corp.	1,111
		2,804
	Technology Hardware, Storage, & Peripherals (1.1%)
95,000	HTC Corp.(b)	186
35,200	Samsung Electronics Co. Ltd.	1,656
		1,842
	Total Information Technology	12,769
	Materials (9.5%)
	Aluminum (0.3%)
469,600	China Zhongwang Holdings Ltd.	255
180,100	Press Metal Aluminium Holdings Bhd	214
		469
	Commodity Chemicals (2.1%)
23,251	Hanwha Chemical Corp.	558
5,442	Hyosung Corp., acquired 10/24/2017-5/02/2018; cost $663(c),(d)	676
2,649	Kumho Petrochemical Co. Ltd.	258
2,142	Lotte Chemical Corp.	732
332,583	Petkim Petrokimya Holding A/S	345
303,165	PTT Global Chemical PCL NVDR	846
		3,415

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Construction Materials (1.0%)
108,500	Anhui Conch Cement Co. Ltd., “H”	$ 665
570,000	China National Building Material Co. Ltd., “H”	653
226,000	China Resources Cement Holdings Ltd.	266
		1,584
	Copper (0.3%)
19,654	KGHM Polska Miedz S.A.	450
	Diversified Chemicals (0.3%)
3,624	OCI Co. Ltd.	446
	Diversified Metals & Mining (0.5%)
327,000	China Molybdenum Co. Ltd., “H”	207
236,000	MMG Ltd.(b)	171
36,777	Vedanta Ltd. ADR	541
		919
	Paper Products (1.8%)
170,950	Empresas CMPC S.A.	665
37,950	Fibria Celulose S.A.	721
245,700	Indah Kiat Pulp & Paper Corp. Tbk PT	331
268,000	Lee & Man Paper Manufacturing Ltd.	314
393,000	Nine Dragons Paper Holdings Ltd.	625
23,900	Suzano Papel e Celulose S.A.	277
		2,933
	Steel (3.2%)
154,000	Angang Steel Co. Ltd., “H”	153
313,694	Eregli Demir ve Celik Fabrikalari TAS	777
17,529	Hyundai Steel Co.	1,005
17,778	Jastrzebska Spolka Weglowa S.A.(b)	401
34,055	Magnitogorsk Iron & Steel Works PJSC GDR	347
2,543	POSCO	801
168,632	Tata Steel Ltd. GDR	1,430
23,856	Vale S.A.	324
		5,238
	Total Materials	15,454
	Real Estate (3.8%)
	Real Estate Development (3.8%)
356,000	Agile Group Holdings Ltd.	679
164,000	China Overseas Land & Investment Ltd.	549
130,000	China Resources Land Ltd.	477
148,900	China Vanke Co. Ltd., “H”	532
664,000	CIFI Holdings Group Co. Ltd.	514
393,000	Country Garden Holdings Co. Ltd.	771
132,000	Jiayuan International Group Ltd.(b)	253
211,000	Kaisa Group Holdings Ltd.(b)	115
166,000	Logan Property Holdings Co. Ltd.	250
272,500	Longfor Properties Co. Ltd.	816
683,000	Sino-Ocean Group Holding Ltd.	461
113,000	Sunac China Holdings Ltd.	430
387,000	Yuzhou Properties Co. Ltd.	272
	Total Real Estate	6,119
	Telecommunication Services (7.2%)
	Integrated Telecommunication Services (4.9%)
1,564,000	China Communications Services Corp. Ltd., “H”	1,007
2,016,000	China Telecom Corp. Ltd., “H”	941
650,000	China Unicom Hong Kong Ltd.	883

7    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
259,000	Chunghwa Telecom Co. Ltd.	$ 942
68,055	Hellenic Telecommunications Organization S.A.	814
64,028	KT Corp.	1,604
23,880	Ooredoo QPSC	440
688,181	Orange Polska S.A.(b)	932
33,876	Telefonica Brasil S.A.	414
		7,977
	Wireless Telecommunication Services (2.3%)
672,318	America Movil SAB de CV	520
385,200	Axiata Group Bhd	422
27,712	Mobile TeleSystems PJSC ADR	265
5,002	SK Telecom Co. Ltd.	1,030
246,654	TIM Participacoes S.A.	888
194,334	Turkcell Iletisim Hizmetleri A/S	514
		3,639
	Total Telecommunication Services	11,616
	Utilities (5.2%)
	Electric Utilities (2.9%)
43,813	Centrais Eletricas Brasileiras S.A.(b)	172
58,296	CEZ A/S	1,456
7,000,000	Inter RAO UES PJSC(c)	453
30,159	Korea Electric Power Corp.	928
321,756	PGE Polska Grupa Energetyczna S.A.(b)	856
753,964	RusHydro PJSC ADR	816
		4,681
	Gas Utilities (2.0%)
138,000	Beijing Enterprises Holdings Ltd.	763
225,400	China Gas Holdings Ltd.	935
30,000	ENN Energy Holdings Ltd.	309
20,503	Korea Gas Corp.(b)	1,147
		3,154
	Renewable Energy (0.3%)
306,000	China Longyuan Power Group Corp. Ltd., “H”	282
558,000	Huaneng Renewables Corp. Ltd., “H”	240
		522
	Total Utilities	8,357
	Total Common Stocks (cost: $160,010)	156,366
	PREFERRED STOCKS (2.8%)
	Consumer Discretionary (0.8%)
	Automobile Manufacturers (0.8%)
5,176	Hyundai Motor Co.	453
9,282	Hyundai Motor Co.	770
	Total Consumer Discretionary	1,223
	Consumer Staples (0.3%)
	Personal Products (0.3%)
589	LG Household & Health Care Ltd.	400
	Energy (0.8%)
	Integrated Oil & Gas (0.8%)
273,590	Surgutneftegas OJSC ADR	1,368

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	Information Technology (0.2%)
	Technology Hardware, Storage, & Peripherals (0.2%)
8,800	Samsung Electronics Co. Ltd.	$ 331
	Materials (0.4%)
	Commodity Chemicals (0.4%)
3,438	LG Chem Ltd.	627
	Utilities (0.3%)
	Electric Utilities (0.3%)
242,284	Cia Energetica de Minas Gerais	499
	Total Preferred Stocks (cost: $4,637)	4,448
	Total Equity Securities (cost: $164,647)	160,814
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
38,207	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(f) (cost: $38)	38
	Total Investments (cost: $164,685)	$ 160,852

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 152,456	$ 3,578	$ 332	$ 156,366
Preferred Stocks	1,368	3,080	—	4,448
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	38	—	—	38
Total	$153,862	$6,658	$332	$160,852
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

9    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI Emerging Markets Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

Notes to Portfolio of Investments    |    10

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

11    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $161,973,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the

Notes to Portfolio of Investments    |    12

Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Non-income-producing security.
(c)	Security was fair valued at May 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA ETF Trust’s Board of Trustees. The total value of all such securities was $3,347,000, which represented 2.1% of the Fund’s net assets.
(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees. The aggregate market value of these securities at May 31, 2018, was $1,091,000, which represented 0.6% of the Fund’s net assets.
(e)	Security was classified at Level 3.

13    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

(f)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

Notes to Portfolio of Investments    |    14

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA MSCI International Value Momentum Blend Index ETF
May 31, 2018
(Form N-Q)
98747-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI International Value Momentum Blend Index ETF
May 31, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.3%)
	COMMON STOCKS (97.0%)
	Consumer Discretionary (12.5%)
	Advertising (0.1%)
4,900	CyberAgent, Inc.	$ 256
	Apparel, Accessories & Luxury Goods (0.9%)
2,995	Kering S.A.	1,712
17,796	Moncler S.p.A.	816
		2,528
	Auto Parts & Equipment (2.3%)
6,200	Aisin Seiki Co. Ltd.	313
11,200	Denso Corp.	545
15,917	Faurecia S.A.	1,347
22,894	Linamar Corp.	1,146
28,170	Magna International, Inc.	1,805
11,400	NOK Corp.	215
22,800	Sumitomo Electric Industries Ltd.	345
14,000	Toyoda Gosei Co. Ltd.	370
10,700	Toyota Industries Corp.	626
		6,712
	Automobile Manufacturers (3.8%)
13,630	Bayerische Motoren Werke AG	1,358
19,620	Daimler AG	1,413
47,415	Fiat Chrysler Automobiles N.V.	1,074
22,300	Honda Motor Co. Ltd.	707
34,400	Mazda Motor Corp.	434
74,600	Nissan Motor Co. Ltd.	742
57,153	Peugeot S.A.	1,331
12,327	Renault S.A.	1,189
11,800	Suzuki Motor Corp.	680
13,400	Toyota Motor Corp.	853
5,469	Volkswagen AG	1,016
		10,797
	Cable & Satellite (0.3%)
41,874	Sky plc	750
	Computer & Electronics Retail (0.2%)
2,100	Hikari Tsushin, Inc.	374
61,900	Yamada Denki Co. Ltd.	321
		695
	Consumer Electronics (0.2%)
22,700	Nikon Corp.	369

1    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
6,400	Sony Corp.	$ 304
		673
	Department Stores (0.1%)
40,000	Takashimaya Co. Ltd.	335
	Footwear (0.2%)
8	Puma SE	5
149	Puma SE	90
179,500	Yue Yuen Industrial Holdings Ltd.	555
		650
	Homebuilding (1.8%)
200,648	Barratt Developments plc	1,457
28,010	Berkeley Group Holdings plc	1,583
33,300	Iida Group Holdings Co. Ltd.	637
42,970	Persimmon plc	1,619
		5,296
	Hotels, Resorts & Cruise Lines (1.3%)
11,567	Flight Centre Travel Group Ltd.	539
642,000	Shangri-La Asia Ltd.	1,284
82,090	TUI AG	1,908
		3,731
	Household Appliances (0.3%)
131,000	Techtronic Industries Co. Ltd.	786
	Leisure Facilities (0.2%)
4,200	Oriental Land Co. Ltd.	431
	Motorcycle Manufacturers (0.1%)
9,200	Yamaha Motor Co. Ltd.	267
	Tires & Rubber (0.7%)
9,200	Bridgestone Corp.	370
6,393	Cie Generale des Etablissements Michelin SCA	826
16,500	Sumitomo Rubber Industries Ltd.	277
27,700	Yokohama Rubber Co. Ltd.	604
		2,077
	Total Consumer Discretionary	35,984
	Consumer Staples (6.4%)
	Agricultural Products (1.0%)
4,581,500	Golden Agri-Resources Ltd.	1,079
720,600	Wilmar International Ltd.	1,746
		2,825
	Brewers (1.1%)
17,700	Asahi Group Holdings Ltd.	928
12,176	Heineken Holding N.V.	1,184
33,900	Kirin Holdings Co. Ltd.	966
		3,078
	Food Retail (3.2%)
26,079	Casino Guichard Perrachon S.A.	1,126
34,889	Empire Co. Ltd.	671
3,200	FamilyMart UNY Holdings Co. Ltd.	333
428,450	J Sainsbury plc	1,815
88,624	Koninklijke Ahold Delhaize N.V.	2,033
472,244	Tesco plc	1,544

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
554,890	WM Morrison Supermarkets plc	$ 1,815
		9,337
	Hypermarkets & Super Centers (0.3%)
57,068	METRO AG	767
	Packaged Foods & Meats (0.7%)
464	Barry Callebaut AG	813
1,222,500	WH Group Ltd.(a)	1,255
		2,068
	Soft Drinks (0.1%)
8,500	Coca-Cola Bottlers Japan Holdings, Inc.	359
	Total Consumer Staples	18,434
	Energy (5.6%)
	Integrated Oil & Gas (3.9%)
47,584	Eni S.p.A.	860
31,860	Equinor ASA	838
25,908	OMV AG	1,488
120,424	Origin Energy Ltd.(b)	875
75,993	Repsol S.A.	1,446
53,726	Royal Dutch Shell plc, “A”	1,864
48,725	Royal Dutch Shell plc, “B”	1,736
33,163	TOTAL S.A.	2,015
		11,122
	Oil & Gas Exploration & Production (0.5%)
15,587	Aker BP ASA	570
50,500	Inpex Corp.	564
70,705	Santos Ltd.(b)	313
		1,447
	Oil & Gas Refining & Marketing (1.2%)
16,800	Idemitsu Kosan Co. Ltd.	565
117,600	JXTG Holdings, Inc.	761
19,594	Neste Oyj	1,592
51,200	Showa Shell Sekiyu K.K.	683
		3,601
	Total Energy	16,170
	Financials (23.6%)
	Asset Management & Custody Banks (0.8%)
143,612	3i Group plc	1,821
21,300	SBI Holdings, Inc.	583
		2,404
	Consumer Finance (0.1%)
19,400	Credit Saison Co. Ltd.	323
	Diversified Banks (10.1%)
554,679	Banco de Sabadell S.A.	931
96,357	Banco Santander S.A.	517
351,100	Bank Hapoalim BM	2,423
375,754	Bank Leumi Le-Israel BM	2,342
559,683	Barclays plc	1,469
19,380	BNP Paribas S.A.	1,200
157,500	BOC Hong Kong Holdings Ltd.	792
89,695	Commerzbank AG(b)	915
87,108	Credit Agricole S.A.	1,194
81,500	DBS Group Holdings Ltd.	1,729

3    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
17,765	Erste Group Bank AG(b)	$ 740
168,553	Intesa Sanpaolo S.p.A.	495
400,206	Intesa Sanpaolo S.p.A.	1,203
19,700	Japan Post Bank Co. Ltd.	247
61,599	Mediobanca Banca di Credito Finanziario S.p.A.	580
85,000	Mitsubishi UFJ Financial Group, Inc.	513
128,373	Mizrahi Tefahot Bank Ltd.	2,452
414,800	Mizuho Financial Group, Inc.	724
210,400	Oversea-Chinese Banking Corp. Ltd.	1,973
31,525	Raiffeisen Bank International AG(b)	997
341,464	Royal Bank of Scotland Group plc(b)	1,250
24,824	Societe Generale S.A.	1,068
14,800	Sumitomo Mitsui Financial Group, Inc.	613
7,800	Sumitomo Mitsui Trust Holdings, Inc.	326
26,086	UniCredit S.p.A.	430
94,500	United Overseas Bank Ltd.	1,988
		29,111
	Diversified Capital Markets (0.3%)
77,761	Deutsche Bank AG	831
	Diversified Real Estate Activities (2.5%)
5,200	Daito Trust Construction Co. Ltd.	851
19,300	Daiwa House Industry Co. Ltd.	701
289,000	Kerry Properties Ltd.	1,546
103,000	Sun Hung Kai Properties Ltd.	1,662
294,600	UOL Group Ltd.	1,789
98,000	Wheelock & Co. Ltd.	738
		7,287
	Investment Banking & Brokerage (0.2%)
94,500	Nomura Holdings, Inc.	491
	Life & Health Insurance (3.1%)
174,665	Aegon N.V.	1,086
70,964	CNP Assurances	1,658
11,500	Dai-ichi Life Holdings, Inc.	215
48,300	Japan Post Holdings Co. Ltd.	554
45,553	NN Group N.V.	1,955
206,760	Old Mutual plc	660
74,753	Poste Italiane S.p.A.(a)	639
6,026	Swiss Life Holding AG(b)	2,060
		8,827
	Multi-Line Insurance (1.2%)
19,954	Ageas	1,011
4,882	Allianz SE	1,005
43,959	Assicurazioni Generali S.p.A.	747
25,687	AXA S.A.	639
		3,402
	Multi-Sector Holdings (2.1%)
12,228	Eurazeo S.A.	956
20,374	EXOR N.V.	1,475
33,147	L E Lundbergforetagen AB, “B”	1,069
28,241	Pargesa Holding S.A.	2,475
		5,975
	Other Diversified Financial Services (0.2%)
31,200	ORIX Corp.	524
	Property & Casualty Insurance (0.1%)
7,800	Sompo Holdings, Inc.	340

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
	Real Estate Development (0.5%)
902,710	Sino Land Co. Ltd.	$ 1,563
	Regional Banks (1.5%)
4,100	Bank of Kyoto Ltd.	215
76,300	Chiba Bank Ltd.	590
52,000	Concordia Financial Group Ltd.	293
105,000	Fukuoka Financial Group, Inc.	563
173,400	Mebuki Financial Group, Inc.	632
111,200	Resona Holdings, Inc.	621
34,200	Shinsei Bank Ltd.	541
70,000	Yamaguchi Financial Group, Inc.	846
		4,301
	Reinsurance (0.2%)
19,866	SCOR SE	732
	REITs - Retail (0.4%)
118,500	Link REIT	1,048
	Specialized Finance (0.3%)
102,800	Mitsubishi UFJ Lease & Finance Co. Ltd.	616
4,900	Tokyo Century Corp.	295
		911
	Total Financials	68,070
	Health Care (4.1%)
	Biotechnology (0.5%)
29,401	Shire plc	1,604
	Health Care Distributors (0.8%)
30,600	Alfresa Holdings Corp.	775
32,600	Medipal Holdings Corp.	753
18,600	Suzuken Co. Ltd.	836
		2,364
	Health Care Equipment (0.8%)
1,407	Straumann Holding AG	930
6,400	Terumo Corp.	380
28,426	William Demant Holding A/S(b)	1,033
		2,343
	Life Sciences Tools & Services (0.4%)
4,071	Lonza Group AG(b)	1,092
	Pharmaceuticals (1.6%)
22,700	Daiichi Sankyo Co. Ltd.	730
11,206	Ipsen S.A.	1,776
3,900	Taisho Pharmaceutical Holdings Co. Ltd.	415
49,783	Teva Pharmaceutical Industries Ltd. ADR	1,071
27,830	Valeant Pharmaceuticals International, Inc.(b)	612
		4,604
	Total Health Care	12,007
	Industrials (16.4%)
	Aerospace & Defense (0.3%)
475	Dassault Aviation S.A.	919
	Air Freight & Logistics (0.7%)
290,856	Royal Mail plc	1,970

5    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Airlines (2.8%)
22,800	ANA Holdings, Inc.	$ 920
45,638	Deutsche Lufthansa AG	1,239
62,238	easyJet plc	1,415
149,959	International Consolidated Airlines Group S.A.	1,360
22,000	Japan Airlines Co. Ltd.	854
265,300	Singapore Airlines Ltd.	2,237
		8,025
	Airport Services (1.1%)
11,157	Aeroports de Paris	2,327
10,627	Fraport AG Frankfurt Airport Services Worldwide	993
		3,320
	Building Products (0.2%)
14,700	Asahi Glass Co. Ltd.	603
	Commercial Printing (0.5%)
22,600	Dai Nippon Printing Co. Ltd.	487
113,000	Toppan Printing Co. Ltd.	924
		1,411
	Construction & Engineering (2.5%)
39,164	Bouygues S.A.	1,808
18,186	Eiffage S.A.	2,046
12,400	JGC Corp.	259
90,000	Kajima Corp.	736
72,700	Obayashi Corp.	735
79,700	Shimizu Corp.	781
15,900	Taisei Corp.	877
		7,242
	Construction Machinery & Heavy Trucks (0.9%)
15,700	Hitachi Construction Machinery Co. Ltd.	581
9,700	Komatsu Ltd.	320
40,415	Volvo AB, “B”	694
1,269,400	Yangzijiang Shipbuilding Holdings Ltd.	916
		2,511
	Electrical Components & Equipment (0.2%)
84,000	Fuji Electric Co. Ltd.	601
	Human Resource & Employment Services (0.2%)
18,100	Recruit Holdings Co. Ltd.	505
	Industrial Conglomerates (2.0%)
174,000	CK Hutchison Holdings Ltd.	1,964
226,600	Keppel Corp. Ltd.	1,306
775,000	NWS Holdings Ltd.	1,443
562,500	Sembcorp Industries Ltd.	1,232
		5,945
	Industrial Machinery (1.1%)
10,100	Daifuku Co. Ltd.	525
31,300	JTEKT Corp.	457
21,300	MINEBEA MITSUMI, Inc.	406
8,000	Nabtesco Corp.	262
19,400	NSK Ltd.	221
700	SMC Corp.	267
14,000	Sumitomo Heavy Industries Ltd.	496
15,700	THK Co. Ltd.	560
		3,194

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Marine (0.2%)
17,800	Mitsui OSK Lines Ltd.	$ 471
	Marine Ports & Services (0.3%)
40,400	Kamigumi Co. Ltd.	886
	Railroads (1.0%)
4,500	Central Japan Railway Co.	932
12,100	Hankyu Hanshin Holdings, Inc.	500
12,200	Keisei Electric Railway Co. Ltd.	415
18,400	Nagoya Railroad Co. Ltd.	474
17,700	Tobu Railway Co. Ltd.	550
		2,871
	Trading Companies & Distributors (2.1%)
28,902	AerCap Holdings N.V.(b)	1,599
37,700	ITOCHU Corp.	710
94,800	Marubeni Corp.	740
23,700	Mitsubishi Corp.	661
47,200	Mitsui & Co. Ltd.	833
45,800	Sumitomo Corp.	771
18,300	Toyota Tsusho Corp.	633
		5,947
	Trucking (0.3%)
10,700	Nippon Express Co. Ltd.	807
	Total Industrials	47,228
	Information Technology (4.6%)
	Application Software (0.4%)
10,070	Nice Ltd.(b)	1,056
	Data Processing & Outsourced Services (0.6%)
10,693	Wirecard AG	1,650
	Electronic Components (0.9%)
13,100	Kyocera Corp.	778
19,600	Nippon Electric Glass Co. Ltd.	533
5,800	Omron Corp.	306
5,900	TDK Corp.	531
13,000	Yaskawa Electric Corp.	526
		2,674
	Electronic Equipment & Instruments (0.2%)
91,000	Hitachi Ltd.	667
	Electronic Manufacturing Services (0.2%)
39,800	Venture Corp. Ltd.	628
	Home Entertainment Software (0.4%)
29,900	Nexon Co. Ltd.(b)	496
7,104	Ubisoft Entertainment S.A.(b)	768
		1,264
	Industrial Conglomerates (0.1%)
62,000	Toshiba Corp.(b)	175
	IT Consulting & Other Services (0.3%)
95,000	Fujitsu Ltd.	583
8,800	Otsuka Corp.	364
		947

7    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Semiconductor Equipment (0.2%)
3,100	Tokyo Electron Ltd.	$ 582
	Semiconductors (0.4%)
5,400	Rohm Co. Ltd.	502
25,770	STMicroelectronics N.V.	612
		1,114
	Technology Hardware, Storage, & Peripherals (0.9%)
22,800	Brother Industries Ltd.	478
15,400	Canon, Inc.	526
22,100	FUJIFILM Holdings Corp.	851
35,400	Konica Minolta, Inc.	324
34,000	Ricoh Co. Ltd.	309
		2,488
	Total Information Technology	13,245
	Materials (9.0%)
	Commodity Chemicals (0.9%)
56,100	Asahi Kasei Corp.	772
28,000	Kaneka Corp.	289
8,000	Methanex Corp.	546
21,100	Mitsui Chemicals, Inc.	612
25,900	Tosoh Corp.	455
		2,674
	Construction Materials (0.2%)
14,700	Taiheiyo Cement Corp.	545
	Diversified Chemicals (0.7%)
22,800	Daicel Corp.	259
65,100	Mitsubishi Chemical Holdings Corp.	604
23,100	Mitsubishi Gas Chemical Co., Inc.	591
98,000	Sumitomo Chemical Co. Ltd.	594
		2,048
	Diversified Metals & Mining (1.9%)
28,095	Anglo American plc	672
16,788	Boliden AB	591
75,766	Glencore plc(b)	375
16,800	Mitsubishi Materials Corp.	468
9,042	Rio Tinto Ltd.	567
12,137	Rio Tinto plc	685
401,006	South32 Ltd.	1,129
12,100	Sumitomo Metal Mining Co. Ltd.	464
22,399	Teck Resources Ltd., “B”	607
		5,558
	Forest Products (0.4%)
15,742	West Fraser Timber Co. Ltd.	1,144
	Paper Packaging (0.2%)
18,263	Smurfit Kappa Group plc	755
	Paper Products (1.4%)
108,000	Oji Holdings Corp.	711
78,447	Stora Enso Oyj, “R”	1,603
44,095	UPM-Kymmene Oyj	1,616
		3,930

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	Specialty Chemicals (1.6%)
16,112	Covestro AG	$ 1,466
17,000	JSR Corp.	332
20,182	Koninklijke DSM N.V.	2,007
14,903	Umicore S.A.	842
		4,647
	Steel (1.7%)
23,919	ArcelorMittal	773
63,917	BlueScope Steel Ltd.	841
100,052	Fortescue Metals Group Ltd.	355
23,300	JFE Holdings, Inc.	483
38,300	Kobe Steel Ltd.	385
24,800	Nippon Steel & Sumitomo Metal Corp.	521
27,261	voestalpine AG	1,463
		4,821
	Total Materials	26,122
	Real Estate (4.5%)
	Diversified Real Estate Activities (2.2%)
335,200	CapitaLand Ltd.	867
174,200	City Developments Ltd.	1,460
314,000	Hang Lung Properties Ltd.	713
117,000	Henderson Land Development Co. Ltd.	770
530,485	New World Development Co. Ltd.	821
39,500	Tokyu Fudosan Holdings Corp.	292
380,000	Wharf Holdings Ltd.	1,228
		6,151
	Real Estate Development (0.5%)
180,500	CK Asset Holdings Ltd.	1,507
	Real Estate Operating Companies (1.3%)
34,200	Aeon Mall Co. Ltd.	662
29,700	Hulic Co. Ltd.	305
328,000	Hysan Development Co. Ltd.	1,896
119,000	Wharf Real Estate Investment Co. Ltd.	919
		3,782
	REITs - Diversified (0.5%)
6,080	Gecina S.A.	1,050
310	Nomura Real Estate Master Fund, Inc.	435
		1,485
	Total Real Estate	12,925
	Telecommunication Services (4.9%)
	Integrated Telecommunication Services (3.3%)
21,200	Nippon Telegraph & Telephone Corp.	996
113,906	Orange S.A.	1,958
2,620	Swisscom AG	1,172
1,514,652	Telecom Italia S.p.A.(b)	1,215
1,919,767	Telecom Italia S.p.A.	1,342
85,529	Telenor ASA	1,762
225,410	Telia Co. AB	1,055
		9,500
	Wireless Telecommunication Services (1.6%)
10,451	1&1 Drillisch AG	722
144,911	Tele2 AB, “B”	1,771

9    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
821,633	Vodafone Group plc	$ 2,097
		4,590
	Total Telecommunication Services	14,090
	Utilities (5.4%)
	Electric Utilities (3.9%)
57,600	Chubu Electric Power Co., Inc.	894
88,408	Electricite de France S.A.	1,176
355,364	Enel S.p.A.	1,951
69,752	Fortum Oyj	1,637
166,079	Iberdrola S.A.	1,177
51,300	Kansai Electric Power Co., Inc.	739
59,800	Kyushu Electric Power Co., Inc.	708
26,171	Orsted A/S(a)	1,566
68,800	Tohoku Electric Power Co., Inc.	880
124,800	Tokyo Electric Power Co. Holdings, Inc.(b)	594
		11,322
	Independent Power Producers & Energy Traders (0.7%)
25,600	Electric Power Development Co. Ltd.	681
38,265	Uniper SE	1,212
		1,893
	Multi-Utilities (0.8%)
108,643	Engie S.A.	1,717
27,208	RWE AG	616
		2,333
	Total Utilities	15,548
	Total Common Stocks (cost: $285,019)	279,823
	PREFERRED STOCKS (1.3%)
	Consumer Discretionary (1.3%)
	Automobile Manufacturers (1.3%)
19,053	Bayerische Motoren Werke AG	1,667
13,358	Porsche Automobil Holding SE	983
5,621	Volkswagen AG	1,056
	Total Consumer Discretionary	3,706
	Total Preferred Stocks (cost: $3,964)	3,706
	Total Equity Securities (cost: $288,983)	283,529
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
71,862	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(c) (cost: $72)	72
	Total Investments (cost: $289,055)	$ 283,601

Portfolio of Investments    |    10

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 277,278	$ 2,545	$ —	$ 279,823
Preferred Stocks	—	3,706	—	3,706
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	72	—	—	72
Total	$277,350	$6,251	$—	$283,601
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

11    |    USAA MSCI International Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI International Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

Notes to Portfolio of Investments    |    12

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

13    |    USAA MSCI International Value Momentum Blend Index ETF

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $288,368,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments    |    14

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Non-income-producing security.
(c)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

15    |    USAA MSCI International Value Momentum Blend Index ETF

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
May 31, 2018
(Form N-Q)
98747-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
May 31, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.6%)
	COMMON STOCKS (99.6%)
	Consumer Discretionary (13.5%)
	Apparel Retail (2.0%)
3,837	Abercrombie & Fitch Co., “A”	$ 91
6,175	American Eagle Outfitters, Inc.	137
28,416	Ascena Retail Group, Inc.(a)	93
1,500	Boot Barn Holdings, Inc.(a)	36
2,600	Buckle, Inc.	66
3,700	Cato Corp. , “A”	84
442	Children's Place, Inc.	57
4,444	Citi Trends, Inc.	133
11,371	Express, Inc.(a)	97
3,800	Finish Line, Inc., “A”	52
1,200	Genesco, Inc.(a)	52
1,900	Guess?, Inc.	37
2,100	Shoe Carnival, Inc.	68
1,000	Tailored Brands, Inc.	33
2,949	Urban Outfitters, Inc.(a)	122
1,900	Zumiez, Inc.(a)	46
		1,204
	Apparel, Accessories & Luxury Goods (0.6%)
826	Carter's, Inc.	90
1,600	Fossil Group, Inc.(a)	35
1,200	G-III Apparel Group Ltd.(a)	50
3,153	Movado Group, Inc.	155
4,100	Vera Bradley, Inc.(a)	48
		378
	Auto Parts & Equipment (1.3%)
1,105	Adient plc	59
7,270	American Axle & Manufacturing Holdings, Inc.(a)	115
1,352	Cooper-Standard Holdings, Inc.(a)	168
2,887	Dana, Inc.	64
2,324	Modine Manufacturing Co.(a)	42
2,778	Stoneridge, Inc.(a)	88
4,654	Tower International, Inc.	137
882	Visteon Corp.(a)	110
		783
	Automobile Manufacturers (0.2%)
774	Thor Industries, Inc.	72
1,504	Winnebago Industries, Inc.	54
		126
	Broadcasting (0.3%)
13,000	Entravision Communications Corp., “A”	52

1    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
3,236	Gray Television, Inc.(a)	$ 36
2,208	Tribune Media Co., “A”	79
		167
	Casinos & Gaming (1.4%)
4,674	Boyd Gaming Corp.	177
739	Churchill Downs, Inc.	221
3,472	Eldorado Resorts, Inc.(a)	157
5,831	Penn National Gaming, Inc.(a)	199
2,042	Pinnacle Entertainment, Inc.(a)	69
		823
	Computer & Electronics Retail (0.3%)
994	Conn's, Inc.(a)	23
9,269	GameStop Corp., “A”	122
4,746	Rent-A-Center, Inc.	45
		190
	Department Stores (0.3%)
1,463	Dillard's, Inc., “A”	119
17,600	JC Penney Co., Inc.(a)	43
		162
	Education Services (1.5%)
2,722	Adtalem Global Education, Inc.(a)	130
2,928	American Public Education, Inc.(a)	125
4,982	Chegg, Inc.(a)	139
338	Graham Holdings Co., “B”	196
1,928	Grand Canyon Education, Inc.(a)	214
3,266	K12, Inc.(a)	53
		857
	Footwear (0.2%)
3,200	Crocs, Inc.(a)	57
700	Deckers Outdoor Corp.(a)	79
		136
	Homebuilding (2.3%)
6,321	Beazer Homes USA, Inc.(a)	95
4,974	Century Communities, Inc.(a)	150
904	Installed Building Products, Inc.(a)	55
5,096	KB Home	134
1,846	LGI Homes, Inc.(a)	112
5,689	M/I Homes, Inc.(a)	158
3,392	MDC Holdings, Inc.	107
1,557	Meritage Homes Corp.(a)	71
6,993	Taylor Morrison Home Corp., “A”(a)	150
1,748	TopBuild Corp.(a)	147
4,731	TRI Pointe Group, Inc.(a)	82
4,026	William Lyon Homes, “A”(a)	96
		1,357
	Homefurnishing Retail (0.5%)
2,813	Aaron's, Inc.	112
3,749	At Home Group, Inc.(a)	130
386	RH (a)	37
1,508	Sleep Number Corp.(a)	42
		321
	Hotels, Resorts & Cruise Lines (0.3%)
2,596	ILG, Inc.	89

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
603	Marriott Vacations Worldwide Corp.	$ 72
		161
	Internet & Direct Marketing Retail (0.2%)
594	Overstock.com, Inc.(a)	20
1,444	PetMed Express, Inc.	52
700	Shutterfly, Inc.(a)	66
		138
	Leisure Facilities (0.1%)
2,076	International Speedway Corp., “A”	87
	Leisure Products (0.2%)
5,200	Callaway Golf Co.	98
	Publishing (0.5%)
11,130	Gannett Co., Inc.	118
8,048	New York Times Co., “A”	183
		301
	Restaurants (0.3%)
1,500	BJ's Restaurants, Inc.	84
1,100	Dine Brands Global, Inc.	70
		154
	Specialized Consumer Services (0.2%)
3,453	Regis Corp.(a)	60
387	Weight Watchers International, Inc.(a)	29
		89
	Specialty Stores (0.7%)
19,435	Barnes & Noble Education, Inc.(a)	123
2,300	Dick's Sporting Goods, Inc.	84
2,000	Hibbett Sports, Inc.(a)	53
35,913	Office Depot, Inc.	85
4,500	Party City Holdco, Inc.(a)	66
		411
	Tires & Rubber (0.1%)
2,012	Cooper Tire & Rubber Co.	52
	Total Consumer Discretionary	7,995
	Consumer Staples (2.9%)
	Agricultural Products (0.2%)
6,934	Darling Ingredients, Inc.(a)	130
	Distillers & Vintners (0.1%)
608	MGP Ingredients, Inc.	54
	Food Distributors (0.6%)
5,384	SpartanNash Co.	133
2,425	U.S. Foods Holding Corp.(a)	87
2,921	United Natural Foods, Inc.(a)	133
		353
	Food Retail (0.5%)
3,959	Ingles Markets, Inc., “A”	114
12,000	Smart & Final Stores, Inc.(a)	55
2,800	SUPERVALU, Inc.(a)	52
1,600	Weis Markets, Inc.	87
		308

3    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Household Products (0.1%)
1,931	Central Garden & Pet Co., “A”(a)	$ 73
	Packaged Foods & Meats (0.4%)
1,402	Sanderson Farms, Inc.	137
18	Seaboard Corp.	74
		211
	Personal Products (0.7%)
1,300	Herbalife Nutrition Ltd.(a)	66
1,834	Medifast, Inc.	269
600	USANA Health Sciences, Inc.(a)	70
		405
	Soft Drinks (0.1%)
704	National Beverage Corp.	66
	Tobacco (0.2%)
2,043	Universal Corp.	135
	Total Consumer Staples	1,735
	Energy (3.4%)
	Coal & Consumable Fuels (0.1%)
900	Peabody Energy Corp.	39
	Oil & Gas Drilling (0.9%)
6,703	Diamond Offshore Drilling, Inc.(a)	122
12,960	Ensco plc, “A”	84
14,776	Noble Corp. plc(a)	82
6,758	Rowan Companies plc, “A”(a)	106
7,683	Transocean Ltd.(a)	97
2,763	Unit Corp.(a)	60
		551
	Oil & Gas Equipment & Services (0.4%)
1,200	Mammoth Energy Services, Inc.(a)	45
3,237	SEACOR Holdings, Inc.(a)	169
		214
	Oil & Gas Exploration & Production (0.7%)
6,500	Denbury Resources, Inc.(a)	28
13,400	Gran Tierra Energy, Inc.(a)	44
4,700	Gulfport Energy Corp.(a)	52
7,802	Halcon Resources Corp.(a)	38
4,000	HighPoint Resources Corp.(a)	28
2,866	Ring Energy, Inc.(a)	40
4,332	SRC Energy, Inc.(a)	56
1,726	Whiting Petroleum Corp.(a)	90
1,600	WildHorse Resource Development Corp.(a)	43
		419
	Oil & Gas Refining & Marketing (1.0%)
2,399	CVR Energy, Inc.	91
2,788	Delek U.S. Holdings, Inc.	156
3,399	PBF Energy, Inc., “A”	160
9,211	Renewable Energy Group, Inc.(a)	164
		571
	Oil & Gas Storage & Transportation (0.3%)
14,257	Gener8 Maritime, Inc.(a)	95

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
4,621	International Seaways, Inc.(a)	$ 97
		192
	Total Energy	1,986
	Financials (20.0%)
	Asset Management & Custody Banks (0.5%)
14,164	Arlington Asset Investment Corp., “A”	162
3,972	Legg Mason, Inc.	148
		310
	Consumer Finance (1.5%)
1,091	Encore Capital Group, Inc.(a)	43
1,100	Enova International, Inc.(a)	37
6,968	EZCORP, Inc., “A”(a)	86
2,096	FirstCash, Inc.	190
2,213	Green Dot Corp., “A”(a)	158
4,300	Navient Corp.	59
2,693	Nelnet, Inc., “A”	165
3,065	OneMain Holdings, Inc.(a)	100
645	World Acceptance Corp.(a)	70
		908
	Financial Exchanges & Data (0.2%)
1,100	Morningstar, Inc.	132
	Investment Banking & Brokerage (0.9%)
7,455	Cowen, Inc.(a)	112
2,435	Interactive Brokers Group, Inc., “A”	177
798	Piper Jaffray Companies	60
1,196	Stifel Financial Corp.	70
2,900	Virtu Financial, Inc., “A”	90
		509
	Life & Health Insurance (1.0%)
3,540	American Equity Investment Life Holding Co.	125
8,182	CNO Financial Group, Inc.	164
24,736	Genworth Financial, Inc., “A”(a)	85
717	National Western Life Group, Inc., “A”	223
		597
	Multi-Line Insurance (0.9%)
2,176	American National Insurance Co.	259
2,128	Kemper Corp.	165
3,000	National General Holdings Corp.	82
		506
	Multi-Sector Holdings (0.2%)
150	Texas Pacific Land Trust	106
	Property & Casualty Insurance (1.7%)
6,958	Ambac Financial Group, Inc.(a)	129
4,914	Assured Guaranty Ltd.	174
2,293	First American Financial Corp.	119
2,252	Hanover Insurance Group, Inc.	273
6,215	Heritage Insurance Holdings, Inc.	105
600	Infinity Property & Casualty Corp.	87
5,531	MBIA, Inc.(a)	45
2,700	United Insurance Holdings Corp.	56
1,400	Universal Insurance Holdings, Inc.	50
		1,038

5    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Regional Banks (3.6%)
8,178	Bancorp, Inc.(a)	$ 93
5,600	Cadence BanCorp	164
6,323	ConnectOne Bancorp, Inc.	166
2,248	FB Financial Corp.	92
5,939	First Bancorp	247
14,858	First BanCorp(a)	115
1,562	Hancock Whitney Corp.	78
3,749	Heritage Financial Corp.	120
7,772	OFG Bancorp	110
4,013	Opus Bank	119
4,004	Popular, Inc.	181
6,731	TCF Financial Corp.	177
4,082	Triumph Bancorp, Inc.(a)	167
7,843	Umpqua Holdings Corp.	185
1,060	Wintrust Financial Corp.	98
		2,112
	Reinsurance (0.6%)
7,600	Maiden Holdings Ltd.	66
14,744	Third Point Reinsurance Ltd.(a)	197
1,100	Validus Holdings Ltd.	75
		338
	REITs - Diversified (0.3%)
1,444	PS Business Parks, Inc.	177
	REITs - Hotel & Resort (1.7%)
9,100	Ashford Hospitality Trust, Inc.	67
8,736	Chatham Lodging Trust	182
14,272	DiamondRock Hospitality Co.	182
4,166	Pebblebrook Hotel Trust	170
12,345	Summit Hotel Properties, Inc.	189
11,875	Sunstone Hotel Investors, Inc.	206
		996
	REITs - Mortgage (4.7%)
12,148	AG Mortgage Investment Trust, Inc.	229
15,992	Apollo Commercial Real Estate Finance, Inc.	297
29,745	Arbor Realty Trust, Inc.	284
9,500	ARMOUR Residential REIT, Inc.	220
13,006	Chimera Investment Corp.	240
13,739	Exantas Capital Corp.	139
5,148	Granite Point Mortgage Trust, Inc.	94
13,493	Invesco Mortgage Capital, Inc.	219
14,441	MTGE Investment Corp.	288
10,438	New Residential Investment Corp.	187
10,893	PennyMac Mortgage Investment Trust	204
17,680	Two Harbors Investment Corp.	275
9,273	Western Asset Mortgage Capital Corp.	98
		2,774
	REITs - Residential (0.2%)
1,538	Equity LifeStyle Properties, Inc.	140
	REITs - Specialized (0.4%)
6,429	Rayonier, Inc.	250
	Thrifts & Mortgage Finance (1.3%)
1,000	BofI Holding, Inc.(a)	41
1,580	Federal Agricultural Mortgage Corp., “C”	148
3,175	Flagstar Bancorp, Inc.(a)	110
109	LendingTree, Inc.(a)	28

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
557	Meta Financial Group, Inc.	$ 63
6,339	MGIC Investment Corp.(a)	66
3,045	Nationstar Mortgage Holdings, Inc.(a)	55
6,825	NMI Holdings, Inc., “A”(a)	114
4,021	Radian Group, Inc.	64
1,409	Walker & Dunlop, Inc.	79
		768
	Trading Companies & Distributors (0.3%)
7,580	Aircastle Ltd.	162
	Total Financials	11,823
	Health Care (17.4%)
	Biotechnology (2.9%)
5,527	Abeona Therapeutics, Inc.(a)	98
840	AnaptysBio, Inc.(a)	65
900	Arena Pharmaceuticals, Inc.(a)	41
3,100	Arrowhead Pharmaceuticals, Inc.(a)	33
600	Atara Biotherapeutics, Inc.(a)	30
147	Bluebird Bio, Inc.(a)	26
550	Blueprint Medicines Corp.(a)	46
700	Crispr Therapeutics AG(a)	48
3,431	Cytomx Therapeutics, Inc.(a)	88
1,268	Editas Medicine, Inc.(a)	49
2,396	Emergent BioSolutions, Inc.(a)	124
935	Enanta Pharmaceuticals, Inc.(a)	93
386	Esperion Therapeutics, Inc.(a)	15
1,311	Exelixis, Inc.(a)	27
780	FibroGen, Inc.(a)	42
475	Foundation Medicine, Inc.(a)	47
686	Global Blood Therapeutics, Inc.(a)	33
1,700	GlycoMimetics, Inc.(a)	30
3,319	Immunomedics, Inc.(a)	73
1,783	Intellia Therapeutics, Inc.(a)	48
2,389	Iovance Biotherapeutics, Inc.(a)	35
1,779	Jounce Therapeutics, Inc.(a)	20
533	Loxo Oncology, Inc.(a)	95
197	Madrigal Pharmaceuticals, Inc.(a)	52
3,375	MiMedx Group, Inc.(a)	29
800	Mirati Therapeutics, Inc.(a)	34
3,394	Myriad Genetics, Inc.(a)	124
485	Neurocrine Biosciences, Inc.(a)	47
42,741	PDL BioPharma, Inc.(a)	114
380	Sage Therapeutics, Inc.(a)	58
1,900	Sangamo Therapeutics, Inc.(a)	31
1,783	Spectrum Pharmaceuticals, Inc.(a)	35
		1,730
	Health Care Equipment (4.6%)
1,674	Abaxis, Inc.	139
9,284	AngioDynamics, Inc.(a)	195
3,086	AxoGen, Inc.(a)	151
1,563	Cantel Medical Corp.	170
1,394	CONMED Corp.	96
2,693	CryoLife, Inc.(a)	74
2,760	Cutera, Inc.(a)	116
3,161	Globus Medical, Inc., “A”(a)	176
2,495	Hill-Rom Holdings, Inc.	230
940	Inogen, Inc.(a)	172
1,251	Insulet Corp.(a)	117
2,245	Integer Holdings Corp.(a)	148
1,629	Integra LifeSciences Holdings Corp.(a)	105
2,612	Invacare Corp.	43
1,710	LivaNova plc(a)	161

7    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,119	Masimo Corp.(a)	$ 111
3,693	Novocure Ltd.(a)	116
2,794	Orthofix International N.V.(a)	153
2,582	STERIS plc	268
		2,741
	Health Care Facilities (1.5%)
5,906	Community Health Systems, Inc.(a)	24
3,729	Encompass Health Corp.	241
2,277	Ensign Group, Inc.	83
4,656	Kindred Healthcare, Inc.(a)	42
3,446	LifePoint Health, Inc.(a)	182
7,178	Select Medical Holdings Corp.(a)	130
2,500	Surgery Partners, Inc.(a)	41
1,400	Tenet Healthcare Corp.(a)	50
900	U.S. Physical Therapy, Inc.	84
		877
	Health Care Services (1.8%)
900	Amedisys, Inc.(a)	69
2,065	AMN Healthcare Services, Inc.(a)	117
2,698	BioTelemetry, Inc.(a)	114
784	Chemed Corp.	255
1,442	Diplomat Pharmacy, Inc.(a)	34
2,804	LHC Group, Inc.(a)	216
2,347	Providence Service Corp.(a)	169
4,300	RadNet, Inc.(a)	54
1,309	Tivity Health, Inc.(a)	46
		1,074
	Health Care Supplies (1.6%)
2,192	Haemonetics Corp.(a)	198
2,880	Halyard Health, Inc.(a)	158
717	ICU Medical, Inc.(a)	209
2,293	Lantheus Holdings, Inc.(a)	32
2,695	Merit Medical Systems, Inc.(a)	138
2,794	OraSure Technologies, Inc.(a)	47
2,050	Quidel Corp.(a)	129
		911
	Health Care Technology (0.8%)
5,377	Allscripts Healthcare Solutions, Inc.(a)	68
1,865	Computer Programs & Systems, Inc.	61
1,871	Omnicell, Inc.(a)	87
5,149	Quality Systems, Inc.(a)	91
900	Tabula Rasa HealthCare, Inc.(a)	49
968	Teladoc, Inc.(a)	49
2,708	Vocera Communications, Inc.(a)	73
		478
	Life Sciences Tools & Services (1.8%)
919	Bio-Rad Laboratories, Inc., “A”(a)	264
1,665	Bio-Techne Corp.	250
2,810	Bruker Corp.	85
870	Charles River Laboratories International, Inc.(a)	94
3,076	PerkinElmer, Inc.	229
1,709	PRA Health Sciences, Inc.(a)	145
		1,067
	Managed Health Care (0.8%)
1,441	Magellan Health, Inc.(a)	132
600	Molina Healthcare, Inc.(a)	51
3,230	Triple-S Management Corp., “B”(a)	118

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
767	WellCare Health Plans, Inc.(a)	$ 170
		471
	Pharmaceuticals (1.6%)
1,311	Akorn, Inc.(a)	18
3,027	Catalent, Inc.(a)	119
1,800	Collegium Pharmaceutical, Inc.(a)	41
4,582	Corcept Therapeutics, Inc.(a)	85
10,768	Endo International plc(a)	68
2,100	Endocyte, Inc.(a)	29
2,216	Intersect ENT, Inc.(a)	95
4,874	Lannett Co., Inc.(a)	81
5,399	Mallinckrodt plc(a)	91
1,745	MyoKardia, Inc.(a)	83
1,735	Phibro Animal Health Corp., “A”	78
896	Supernus Pharmaceuticals, Inc.(a)	50
1,100	WaVe Life Sciences Ltd.(a)	51
1,421	Zogenix, Inc.(a)	60
		949
	Total Health Care	10,298
	Industrials (12.5%)
	Aerospace & Defense (1.3%)
870	Curtiss-Wright Corp.	111
1,100	HEICO Corp.	101
1,612	Hexcel Corp.	114
2,038	KLX, Inc.(a)	150
791	Orbital ATK, Inc.	106
582	Teledyne Technologies, Inc.(a)	117
3,339	Triumph Group, Inc.	71
		770
	Air Freight & Logistics (0.3%)
2,076	Atlas Air Worldwide Holdings, Inc.(a)	141
1,752	Echo Global Logistics, Inc.(a)	49
		190
	Airlines (0.3%)
1,500	Hawaiian Holdings, Inc.	55
2,325	SkyWest, Inc.	133
		188
	Building Products (0.3%)
4,895	Armstrong Flooring, Inc.(a)	64
2,068	Simpson Manufacturing Co., Inc.	131
		195
	Commercial Printing (0.3%)
4,299	Ennis, Inc.	79
5,500	LSC Communications, Inc.	70
2,400	Quad/Graphics, Inc.	47
		196
	Construction & Engineering (0.2%)
4,361	Tutor Perini Corp.(a)	86
	Construction Machinery & Heavy Trucks (1.0%)
783	Alamo Group, Inc.	72
1,400	American Railcar Industries, Inc.	57
2,072	Greenbrier Companies, Inc.	103
2,062	Manitowoc Co., Inc.(a)	51
2,473	Meritor, Inc.(a)	51

9    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
6,525	Spartan Motors, Inc.	$ 101
3,356	Trinity Industries, Inc.	116
2,732	Wabash National Corp.	55
		606
	Data Processing & Outsourced Services (0.3%)
7,171	Sykes Enterprises, Inc.(a)	202
	Diversified Support Services (0.3%)
1,300	McGrath RentCorp	84
1,400	Mobile Mini, Inc.	64
		148
	Electrical Components & Equipment (0.5%)
1,400	Encore Wire Corp.	68
16,432	Sunrun, Inc.(a)	199
		267
	Environmental & Facilities Services (0.3%)
6,193	Casella Waste Systems, Inc., “A”(a)	146
	Human Resource & Employment Services (1.6%)
2,038	ASGN, Inc.(a)	157
600	Barrett Business Services, Inc.	52
1,400	Heidrick & Struggles International, Inc.	53
2,134	Insperity, Inc.	196
6,854	Kelly Services, Inc., “A”	153
3,231	Korn/Ferry International	177
1,000	TriNet Group, Inc.(a)	54
4,324	TrueBlue, Inc.(a)	111
		953
	Industrial Machinery (1.2%)
1,083	Chart Industries, Inc.(a)	70
3,367	Columbus McKinnon Corp.	139
1,011	Crane Co.	84
2,725	Graco, Inc.	124
1,472	ITT, Inc.	76
932	Kadant, Inc.	91
1,011	Proto Labs, Inc.(a)	122
		706
	Marine (0.1%)
900	Kirby Corp.(a)	82
	Office Services & Supplies (0.1%)
3,700	Essendant, Inc.	52
	Research & Consulting Services (1.3%)
12,936	CBIZ, Inc.(a)	267
2,951	FTI Consulting, Inc.(a)	183
1,300	ICF International, Inc.	92
3,400	Navigant Consulting, Inc.(a)	83
12,434	RPX Corp.	130
		755
	Security & Alarm Services (0.1%)
1,077	Brink's Co.	85
	Trading Companies & Distributors (1.4%)
3,571	Air Lease Corp.	159
2,963	CAI International, Inc.(a)	71

Portfolio of Investments    |    10

Number of Shares	Security	Market Value (000)
2,431	GATX Corp.	$ 175
2,220	Kaman Corp.	157
1,686	Rush Enterprises, Inc., “A”(a)	72
4,762	Titan Machinery, Inc.(a)	86
2,455	Triton International Ltd.	85
1,400	Veritiv Corp.(a)	47
		852
	Trucking (1.6%)
2,688	ArcBest Corp.	127
1,200	Avis Budget Group, Inc.(a)	47
3,327	Covenant Transportation Group, Inc., “A”(a)	100
8,161	Marten Transport Ltd.	186
2,096	Ryder System, Inc.	141
1,621	Saia, Inc.(a)	134
4,698	Werner Enterprises, Inc.	184
		919
	Total Industrials	7,398
	Information Technology (11.1%)
	Application Software (0.5%)
1,000	Aspen Technology, Inc.(a)	93
1,700	Bottomline Technologies de, Inc.(a)	81
1,764	RingCentral, Inc., “A”(a)	134
		308
	Communications Equipment (0.7%)
4,326	Comtech Telecommunications Corp.	135
1,700	EchoStar Corp., “A”(a)	80
4,231	Extreme Networks, Inc.(a)	37
5,800	Mitel Networks Corp.(a)	64
1,000	Plantronics, Inc.	73
		389
	Data Processing & Outsourced Services (0.5%)
1,600	Blackhawk Network Holdings, Inc.(a)	72
3,100	Conduent, Inc.(a)	60
11,662	Net 1 UEPS Technologies, Inc.(a)	114
400	WEX, Inc.(a)	70
		316
	Electronic Components (0.8%)
6,997	AVX Corp.	107
3,265	Knowles Corp.(a)	47
472	Littelfuse, Inc.	103
387	Rogers Corp.(a)	44
9,296	Vishay Intertechnology, Inc.	197
		498
	Electronic Equipment & Instruments (0.9%)
1,899	Control4 Corp.(a)	47
5,315	Electro Scientific Industries, Inc.(a)	104
2,799	National Instruments Corp.	117
2,797	Novanta, Inc.(a)	181
414	Zebra Technologies Corp., “A”(a)	64
		513
	Electronic Manufacturing Services (1.2%)
6,678	Benchmark Electronics, Inc.	185
5,605	Jabil, Inc.	159
3,897	KEMET Corp.(a)	78
3,712	Kimball Electronics, Inc.(a)	69

11    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,564	Plexus Corp.(a)	$ 91
6,826	TTM Technologies, Inc.(a)	123
		705
	Internet Software & Services (1.1%)
3,779	Blucora, Inc.(a)	143
2,600	Cars.com, Inc.(a)	67
2,200	Etsy, Inc.(a)	71
500	GrubHub, Inc.(a)	54
3,272	LivePerson, Inc.(a)	63
1,100	Nutanix, Inc., “A”(a)	59
3,600	QuinStreet, Inc.(a)	49
233	Stamps.com, Inc.(a)	59
3,295	Web.com Group, Inc.(a)	64
		629
	IT Consulting & Other Services (0.8%)
588	CACI International, Inc., “A”(a)	98
686	EPAM Systems, Inc.(a)	84
3,337	ManTech International Corp., “A”	180
2,900	Perficient, Inc.(a)	76
1,134	Virtusa Corp.(a)	55
		493
	Semiconductor Equipment (2.7%)
10,059	Amkor Technology, Inc.(a)	92
2,242	Axcelis Technologies, Inc.(a)	48
2,393	Brooks Automation, Inc.	78
1,843	Cabot Microelectronics Corp.	209
3,612	Cohu, Inc.	87
2,493	Entegris, Inc.	87
2,318	Ichor Holdings Ltd.(a)	58
6,541	Kulicke & Soffa Industries, Inc.(a)	157
1,542	MKS Instruments, Inc.	173
15,450	Photronics, Inc.(a)	134
1,948	SolarEdge Technologies, Inc.(a)	109
2,165	Teradyne, Inc.	82
4,950	Ultra Clean Holdings, Inc.(a)	87
12,332	Xcerra Corp.(a)	170
		1,571
	Semiconductors (1.0%)
3,533	Alpha & Omega Semiconductor Ltd.(a)	55
3,051	Cree, Inc.(a)	142
4,587	Diodes, Inc.(a)	157
1,487	First Solar, Inc.(a)	101
800	Mellanox Technologies Ltd.(a)	68
1,500	SMART Global Holdings, Inc.(a)	67
		590
	Systems Software (0.4%)
2,050	Progress Software Corp.	77
700	Qualys, Inc.(a)	54
6,594	TiVo Corp.	95
		226
	Technology Distributors (0.5%)
1,946	Insight Enterprises, Inc.(a)	91
2,266	ScanSource, Inc.(a)	89
1,444	Tech Data Corp.(a)	125
		305
	Total Information Technology	6,543

Portfolio of Investments    |    12

Number of Shares	Security	Market Value (000)
	Materials (4.0%)
	Aluminum (0.4%)
1,369	Alcoa Corp.(a)	$ 66
2,095	Century Aluminum Co.(a)	37
945	Kaiser Aluminum Corp.	104
		207
	Commodity Chemicals (0.4%)
3,458	Kronos Worldwide, Inc.	86
1,687	Olin Corp.	54
1,544	Trinseo S.A.	112
		252
	Diversified Chemicals (0.2%)
3,699	Huntsman Corp.	118
	Fertilizers & Agricultural Chemicals (0.0%)
5,900	Intrepid Potash, Inc.(a)	26
	Forest Products (0.5%)
2,584	Boise Cascade Co.	123
5,432	Louisiana-Pacific Corp.	159
		282
	Paper Products (0.9%)
3,912	Domtar Corp.	188
1,300	KapStone Paper and Packaging Corp.	45
9,522	Mercer International, Inc.	153
8,304	Resolute Forest Products, Inc.(a)	89
3,000	Verso Corp., “A”(a)	61
		536
	Specialty Chemicals (0.7%)
1,691	Ashland Global Holdings, Inc.	131
5,657	FutureFuel Corp.	76
2,165	Kraton Corp.(a)	105
4,435	Platform Specialty Products Corp.(a)	54
4,006	Rayonier Advanced Materials, Inc.	72
		438
	Steel (0.9%)
5,377	Commercial Metals Co.	127
1,916	Reliance Steel & Aluminum Co.	179
3,269	Schnitzer Steel Industries, Inc., “A”	102
900	United States Steel Corp.	33
2,200	Warrior Met Coal, Inc.	60
		501
	Total Materials	2,360
	Real Estate (9.6%)
	Diversified Real Estate Activities (0.4%)
3,045	RMR Group, Inc., “A”	230
	Real Estate Development (0.1%)
2,884	Forestar Group, Inc.(a)	68
	Real Estate Services (1.1%)
2,152	Altisource Portfolio Solutions S.A.(a)	63
3,359	HFF, Inc., “A”	113
4,021	Marcus & Millichap, Inc.(a)	151

13    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
3,103	RE/MAX Holdings, Inc., “A”	$ 162
6,703	Realogy Holdings Corp.	159
		648
	REITs - Diversified (0.2%)
7,871	Armada Hoffler Properties, Inc.	113
	REITs - Health Care (0.7%)
4,340	Community Healthcare Trust, Inc.	120
12,681	Quality Care Properties, Inc.(a)	266
		386
	REITs - Hotel & Resort (2.2%)
6,300	Braemar Hotels & Resorts, Inc.	69
7,679	Chesapeake Lodging Trust	248
5,000	Hersha Hospitality Trust	106
5,953	LaSalle Hotel Properties	204
3,200	Park Hotels & Resorts, Inc.	103
4,616	RLJ Lodging Trust	108
2,965	Ryman Hospitality Properties, Inc.	249
8,955	Xenia Hotels & Resorts, Inc.	226
		1,313
	REITs - Industrial (2.1%)
4,525	DCT Industrial Trust, Inc.	295
2,895	EastGroup Properties, Inc.	270
8,302	Monmouth Real Estate Investment Corp.	128
7,998	Rexford Industrial Realty, Inc.	250
7,043	Terreno Realty Corp.	268
		1,211
	REITs - Residential (0.2%)
4,017	Nexpoint Residential Trust, Inc.	111
	REITs - Retail (0.1%)
9,700	Washington Prime Group, Inc.	71
	REITs - Specialized (2.5%)
8,089	CatchMark Timber Trust, Inc., “A”	103
5,474	CoreCivic, Inc.	118
2,104	CoreSite Realty Corp.	223
3,700	CubeSmart	113
7,692	Gaming and Leisure Properties, Inc.	270
2,700	GEO Group, Inc.	67
9,406	InfraREIT, Inc.(a)	201
1,200	Life Storage, Inc.	111
3,948	National Storage Affiliates Trust	111
3,630	PotlatchDeltic Corp.	183
		1,500
	Total Real Estate	5,651
	Telecommunication Services (1.0%)
	Alternative Carriers (0.5%)
10,071	Iridium Communications, Inc.(a)	153
10,152	Vonage Holdings Corp.(a)	116
		269
	Integrated Telecommunication Services (0.0%)
4,290	Frontier Communications Corp.	32
	Wireless Telecommunication Services (0.5%)
5,079	Boingo Wireless, Inc.(a)	109

Portfolio of Investments    |    14

Number of Shares	Security	Market Value (000)
3,473	Telephone & Data Systems, Inc.	$ 89
2,514	United States Cellular Corp.(a)	90
		288
	Total Telecommunication Services	589
	Utilities (4.2%)
	Electric Utilities (2.7%)
3,756	ALLETE, Inc.	289
2,719	El Paso Electric Co.	159
8,645	Great Plains Energy, Inc.	293
8,891	Hawaiian Electric Industries, Inc.	305
6,427	PNM Resources, Inc.	257
6,790	Portland General Electric Co.	290
		1,593
	Gas Utilities (0.2%)
2,037	Spire, Inc.	145
	Independent Power Producers & Energy Traders (0.4%)
1,488	NRG Energy, Inc.	51
3,937	NRG Yield, Inc., “A”	69
5,767	NRG Yield, Inc., “C”	101
		221
	Multi-Utilities (0.6%)
4,457	Avista Corp.	234
1,886	Vectren Corp.	133
		367
	Renewable Electricity (0.3%)
3,455	NextEra Energy Partners, LP	155
	Renewable Energy (0.0%)
3,015	TerraForm Power, Inc., “A”	34
	Total Utilities	2,515
	Total Common Stocks (cost: $55,743)	58,893
	Total Equity Securities (cost: $55,743)	58,893
	MONEY MARKET INSTRUMENTS (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
80,495	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(b) (cost: $80)	80
	Total Investments (cost: $55,823)	$ 58,973

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 58,893	$ —	$ —	$ 58,893
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	80	—	—	80
Total	$58,973	$—	$—	$58,973
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

15    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    16

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI USA Small Cap Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

17    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments    |    18

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $59,117,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

19    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

Notes to Portfolio of Investments    |    20

PORTFOLIO OF INVESTMENTS
3rd QUARTER
USAA MSCI USA Value Momentum Blend Index ETF
May 31, 2018
(Form N-Q)
98747-0718	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Value Momentum Blend Index ETF
May 31, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.6%)
	COMMON STOCKS (99.6%)
	Consumer Discretionary (16.6%)
	Apparel Retail (0.4%)
49,840	Gap, Inc.	$ 1,394
	Apparel, Accessories & Luxury Goods (2.0%)
7,800	Lululemon Athletica, Inc.(a)	819
21,394	Michael Kors Holdings Ltd.(a)	1,228
13,913	PVH Corp.	2,226
14,686	Ralph Lauren Corp.	1,977
25,900	Tapestry, Inc.	1,132
		7,382
	Auto Parts & Equipment (1.8%)
15,402	Autoliv, Inc.	2,279
36,062	BorgWarner, Inc.	1,759
12,916	Lear Corp.	2,557
		6,595
	Automobile Manufacturers (1.3%)
221,676	Ford Motor Co.	2,560
58,209	General Motors Co.	2,486
		5,046
	Broadcasting (0.4%)
43,000	Discovery, Inc.(a)	850
41,000	Discovery, Inc., “A”(a)	865
		1,715
	Cable & Satellite (0.4%)
30,046	Liberty Media Corp-Liberty SiriusXM, “A”(a)	1,390
	Computer & Electronics Retail (0.4%)
22,338	Best Buy Co., Inc.	1,525
	Department Stores (0.9%)
23,522	Kohl's Corp.	1,570
48,887	Macy's, Inc.	1,707
		3,277
	General Merchandise Stores (0.8%)
9,854	Dollar Tree, Inc.(a)	814
30,302	Target Corp.	2,208
		3,022

1    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Home Improvement Retail (0.8%)
8,857	Home Depot, Inc.	$ 1,652
14,426	Lowe's Companies, Inc.	1,371
		3,023
	Homebuilding (2.8%)
54,320	DR Horton, Inc.	2,293
41,930	Lennar Corp., “A”	2,170
458	NVR, Inc.(a)	1,370
78,455	PulteGroup, Inc.	2,373
53,389	Toll Brothers, Inc.	2,108
		10,314
	Hotels, Resorts & Cruise Lines (2.4%)
42,224	Carnival Corp.	2,630
19,390	Marriott International, Inc., “A”	2,625
33,360	Norwegian Cruise Line Holdings Ltd.(a)	1,746
7,346	Royal Caribbean Cruises Ltd.	771
10,053	Wyndham Worldwide Corp.	1,090
		8,862
	Internet & Direct Marketing Retail (0.2%)
34,984	Qurate Retail, Inc.(a)	711
	Movies & Entertainment (0.9%)
31,500	Twenty-First Century Fox, Inc., “A”	1,214
33,000	Twenty-First Century Fox, Inc., “B”	1,260
27,400	Viacom, Inc., “B”	742
		3,216
	Publishing (0.6%)
143,262	News Corp., “A”	2,153
	Tires & Rubber (0.5%)
72,767	Goodyear Tire & Rubber Co.	1,778
	Total Consumer Discretionary	61,403
	Consumer Staples (7.3%)
	Agricultural Products (1.1%)
54,424	Archer-Daniels-Midland Co.	2,379
26,772	Bunge Ltd.	1,862
		4,241
	Brewers (0.3%)
20,300	Molson Coors Brewing Co., “B”	1,252
	Distillers & Vintners (0.9%)
14,656	Constellation Brands, Inc., “A”	3,269
	Drug Retail (0.7%)
41,578	Walgreens Boots Alliance, Inc.	2,594
	Food Retail (0.3%)
39,900	Kroger Co.	971
	Health Care Services (0.3%)
19,310	CVS Health Corp.	1,224
	Hypermarkets & Super Centers (0.7%)
31,433	Walmart, Inc.	2,595

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Packaged Foods & Meats (1.0%)
12,700	JM Smucker Co.	$ 1,365
33,077	Tyson Foods, Inc., “A”	2,232
		3,597
	Personal Products (1.1%)
58,500	Coty, Inc., “A”	775
21,000	Estee Lauder Companies, Inc., “A”	3,138
		3,913
	Soft Drinks (0.9%)
27,258	Dr. Pepper Snapple Group, Inc.	3,252
	Total Consumer Staples	26,908
	Energy (5.3%)
	Integrated Oil & Gas (0.8%)
23,524	Chevron Corp.	2,924
	Oil & Gas Equipment & Services (0.6%)
33,467	Baker Hughes a GE Co.	1,157
29,012	TechnipFMC plc	904
		2,061
	Oil & Gas Exploration & Production (0.6%)
86,773	Antero Resources Corp.(a)	1,658
34,358	Marathon Oil Corp.	736
		2,394
	Oil & Gas Refining & Marketing (3.3%)
17,073	Andeavor	2,466
29,501	HollyFrontier Corp.	2,277
23,759	Marathon Petroleum Corp.	1,878
27,025	Phillips 66	3,148
21,147	Valero Energy Corp.	2,563
		12,332
	Total Energy	19,711
	Financials (16.4%)
	Asset Management & Custody Banks (0.8%)
24,659	T. Rowe Price Group, Inc.	2,994
	Consumer Finance (1.1%)
81,358	Ally Financial, Inc.	2,087
23,243	Capital One Financial Corp.	2,185
		4,272
	Diversified Banks (1.5%)
67,932	Bank of America Corp.	1,973
32,375	Citigroup, Inc.	2,159
12,001	J.P.Morgan Chase & Co.	1,284
		5,416
	Financial Exchanges & Data (0.4%)
14,143	Cboe Global Markets, Inc.	1,380
	Investment Banking & Brokerage (0.8%)
15,400	E*TRADE Financial Corp.(a)	975
39,288	Morgan Stanley	1,970
		2,945

3    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Life & Health Insurance (3.4%)
41,800	AFLAC, Inc.	$ 1,883
51,428	Brighthouse Financial, Inc.(a)	2,423
26,024	Lincoln National Corp.	1,725
46,675	MetLife, Inc.	2,147
23,325	Prudential Financial, Inc.	2,259
54,854	Unum Group	2,129
		12,566
	Multi-Line Insurance (1.4%)
16,334	American Financial Group, Inc.	1,795
27,981	Hartford Financial Services Group, Inc.	1,464
36,740	Loews Corp.	1,795
		5,054
	Other Diversified Financial Services (0.5%)
36,476	Voya Financial, Inc.	1,895
	Property & Casualty Insurance (2.3%)
38,557	Allstate Corp.	3,604
59,539	Progressive Corp.	3,697
20,600	XL Group Ltd.	1,145
		8,446
	Real Estate Services (0.5%)
11,536	Jones Lang LaSalle, Inc.	1,889
	Regional Banks (2.3%)
41,408	CIT Group, Inc.	2,067
49,292	Citizens Financial Group, Inc.	2,014
19,083	PNC Financial Services Group, Inc.	2,737
104,527	Regions Financial Corp.	1,906
		8,724
	Reinsurance (0.9%)
22,778	Reinsurance Group of America, Inc.	3,404
	REITs - Mortgage (0.5%)
99,514	AGNC Investment Corp.	1,873
	Total Financials	60,858
	Health Care (13.7%)
	Biotechnology (1.4%)
17,460	AbbVie, Inc.	1,728
29,768	Gilead Sciences, Inc.	2,006
14,762	United Therapeutics Corp.(a)	1,573
		5,307
	Health Care Distributors (0.5%)
12,683	AmerisourceBergen Corp.	1,042
6,900	McKesson Corp.	979
		2,021
	Health Care Equipment (4.3%)
47,125	Abbott Laboratories	2,900
2,200	ABIOMED, Inc.(a)	839
45,828	Baxter International, Inc.	3,246
7,600	Becton Dickinson & Co.	1,684
6,625	Intuitive Surgical, Inc.(a)	3,045
10,053	Teleflex, Inc.	2,686

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
11,744	Varian Medical Systems, Inc.(a)	$ 1,384
		15,784
	Health Care Facilities (0.7%)
13,200	HCA Healthcare, Inc.	1,362
11,100	Universal Health Services, Inc., “B”	1,276
		2,638
	Health Care Services (1.6%)
33,820	Express Scripts Holding Co.(a)	2,564
17,989	Laboratory Corp. of America Holdings(a)	3,249
		5,813
	Health Care Supplies (0.3%)
3,833	Align Technology, Inc.(a)	1,272
	Life Sciences Tools & Services (0.8%)
2,413	Mettler-Toledo International, Inc.(a)	1,329
7,568	Thermo Fisher Scientific, Inc.	1,576
		2,905
	Managed Health Care (3.0%)
7,140	Aetna, Inc.	1,258
11,238	Anthem, Inc.	2,488
17,138	Centene Corp.(a)	2,008
6,433	Cigna Corp.	1,089
3,800	Humana, Inc.	1,106
13,057	UnitedHealth Group, Inc.	3,153
		11,102
	Pharmaceuticals (1.1%)
6,400	Allergan plc	965
37,421	Mylan N.V.(a)	1,439
17,900	Zoetis, Inc.	1,499
		3,903
	Total Health Care	50,745
	Industrials (9.6%)
	Aerospace & Defense (2.0%)
7,004	Boeing Co.	2,467
11,115	Rockwell Collins, Inc.	1,528
27,609	Spirit AeroSystems Holdings, Inc., “A”	2,339
18,000	Textron, Inc.	1,198
		7,532
	Air Freight & Logistics (0.8%)
10,067	FedEx Corp.	2,508
5,800	XPO Logistics, Inc.(a)	610
		3,118
	Airlines (2.0%)
34,794	American Airlines Group, Inc.	1,515
39,758	Delta Air Lines, Inc.	2,149
36,528	Southwest Airlines Co.	1,866
24,364	United Continental Holdings, Inc.(a)	1,695
		7,225
	Building Products (0.6%)
32,177	Owens Corning	2,034

5    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Construction & Engineering (0.9%)
21,800	Fluor Corp.	$ 1,063
36,533	Jacobs Engineering Group, Inc.	2,367
		3,430
	Construction Machinery & Heavy Trucks (0.3%)
7,612	Cummins, Inc.	1,084
	Diversified Support Services (0.4%)
24,300	Copart, Inc.(a)	1,332
	Electrical Components & Equipment (0.3%)
16,610	Eaton Corp. plc	1,272
	Human Resource & Employment Services (0.2%)
9,661	ManpowerGroup, Inc.	870
	Railroads (0.3%)
7,856	Norfolk Southern Corp.	1,191
	Trading Companies & Distributors (0.6%)
8,020	United Rentals, Inc.(a)	1,280
3,300	WW Grainger, Inc.	1,020
		2,300
	Trucking (1.2%)
44,700	Knight-Swift Transportation Holdings, Inc.	1,818
16,201	Old Dominion Freight Line, Inc.	2,527
		4,345
	Total Industrials	35,733
	Information Technology (13.3%)
	Application Software (2.0%)
5,800	Adobe Systems, Inc.(a)	1,446
18,012	ANSYS, Inc.(a)	2,933
35,766	Cadence Design Systems, Inc.(a)	1,518
18,079	Synopsys, Inc.(a)	1,592
		7,489
	Communications Equipment (1.3%)
3,115	Arista Networks, Inc.(a)	784
60,597	Cisco Systems, Inc.	2,588
7,200	F5 Networks, Inc.(a)	1,246
		4,618
	Data Processing & Outsourced Services (2.3%)
14,600	Broadridge Financial Solutions, Inc.	1,686
9,400	Mastercard, Inc., “A”	1,787
13,414	PayPal Holdings, Inc.(a)	1,101
43,288	Square, Inc., “A”(a)	2,521
15,262	Total System Services, Inc.	1,300
		8,395
	Electronic Components (0.3%)
45,366	Corning, Inc.	1,233
	Electronic Manufacturing Services (0.5%)
69,623	Flex Ltd.(a)	967
3,691	IPG Photonics Corp.(a)	891
		1,858

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Home Entertainment Software (0.6%)
14,488	Activision Blizzard, Inc.	$ 1,028
10,074	Take-Two Interactive Software, Inc.(a)	1,129
		2,157
	Internet Software & Services (0.3%)
6,770	IAC/InterActiveCorp (a)	1,050
	IT Consulting & Other Services (0.4%)
17,201	DXC Technology Co.	1,584
	Semiconductor Equipment (0.8%)
17,642	Applied Materials, Inc.	896
9,885	Lam Research Corp.	1,959
		2,855
	Semiconductors (1.6%)
48,547	Intel Corp.	2,680
25,889	Micron Technology, Inc.(a)	1,491
36,100	ON Semiconductor Corp.(a)	907
7,942	Qorvo, Inc.(a)	637
		5,715
	Systems Software (0.3%)
7,700	Red Hat, Inc.(a)	1,251
	Technology Distributors (0.3%)
16,543	Arrow Electronics, Inc.(a)	1,226
	Technology Hardware, Storage, & Peripherals (2.6%)
126,739	Hewlett Packard Enterprise Co.	1,931
46,702	HP, Inc.	1,029
29,568	NetApp, Inc.	2,020
23,728	Seagate Technology plc	1,337
16,968	Western Digital Corp.	1,417
73,720	Xerox Corp.	2,004
		9,738
	Total Information Technology	49,169
	Materials (5.3%)
	Commodity Chemicals (0.9%)
21,191	LyondellBasell Industries N.V., “A”	2,376
8,700	Westlake Chemical Corp.	1,007
		3,383
	Copper (0.2%)
49,937	Freeport-McMoRan, Inc.	844
	Diversified Chemicals (1.6%)
44,142	Chemours Co.	2,162
18,609	DowDuPont, Inc.	1,193
25,647	Eastman Chemical Co.	2,675
		6,030
	Fertilizers & Agricultural Chemicals (0.8%)
12,041	FMC Corp.	1,049
63,970	Mosaic Co.	1,758
		2,807

7    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Paper Packaging (1.2%)
12,944	Avery Dennison Corp.	$ 1,359
9,403	Packaging Corp. of America	1,105
32,857	WestRock Co.	1,935
		4,399
	Specialty Chemicals (0.4%)
11,733	Celanese Corp., “A”	1,325
	Steel (0.2%)
18,568	Steel Dynamics, Inc.	918
	Total Materials	19,706
	Real Estate (4.2%)
	Real Estate Services (0.6%)
49,523	CBRE Group, Inc., “A”(a)	2,288
	REITs - Diversified (0.8%)
36,985	Liberty Property Trust	1,635
191,199	VEREIT, Inc.	1,369
		3,004
	REITs - Health Care (0.3%)
44,162	HCP, Inc.	1,059
	REITs - Hotel & Resort (0.7%)
115,407	Host Hotels & Resorts, Inc.	2,496
	REITs - Industrial (0.4%)
23,938	Prologis, Inc.	1,540
	REITs - Specialized (1.4%)
10,823	American Tower Corp.	1,498
14,200	Extra Space Storage, Inc.	1,367
15,053	SBA Communications Corp.(a)	2,379
		5,244
	Total Real Estate	15,631
	Telecommunication Services (0.9%)
	Alternative Carriers (0.5%)
93,432	CenturyLink, Inc.	1,702
	Integrated Telecommunication Services (0.4%)
33,200	Verizon Communications, Inc.	1,583
	Total Telecommunication Services	3,285
	Utilities (7.0%)
	Electric Utilities (3.6%)
45,446	Entergy Corp.	3,677
75,240	Exelon Corp.	3,114
83,979	FirstEnergy Corp.	2,891
11,901	NextEra Energy, Inc.	1,973
33,000	PG&E Corp.	1,430
		13,085
	Independent Power Producers & Energy Traders (1.2%)
211,176	AES Corp.	2,693
75,500	Vistra Energy Corp.(a)	1,852
		4,545

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	Multi-Utilities (2.2%)
30,285	Ameren Corp.	$ 1,792
22,143	Consolidated Edison, Inc.	1,699
64,838	Public Service Enterprise Group, Inc.	3,435
34,400	SCANA Corp.	1,249
		8,175
	Total Utilities	25,805
	Total Common Stocks (cost: $365,609)	368,954
	Total Equity Securities (cost: $365,609)	368,954
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
28,018	State Street Institutional Treasury Money Market Fund Premier Class, 1.66%(b) (cost: $28)	28
	Total Investments (cost: $365,637)	$ 368,982

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 368,954	$ —	$ —	$ 368,954
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	28	—	—	28
Total	$368,982	$—	$—	$368,982
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through May 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

9    |    USAA MSCI USA Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI USA Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund commenced operations on October 24, 2017.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

Notes to Portfolio of Investments    |    10

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

11    |    USAA MSCI USA Value Momentum Blend Index ETF

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At May 31, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $370,558,000 at May 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments    |    12

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.
In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at May 31, 2018.

13    |    USAA MSCI USA Value Momentum Blend Index ETF

ITEM 2.	CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA ETF Trust (Trust) have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA ETF TRUST – Period Ended May 31, 2018

By:	/S/ SEBA KURIAN
Signature and Title: SEBA KURIAN, Assistant Secretary

Date:	07/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
Signature and Title: Daniel S. McNamara, President

Date:	07/19/2018

By:	/S/ JAMES K. DE VRIES
Signature and Title: James K. De Vries, Treasurer

Date:	07/19/2018